NATIONWIDE

VL SEPARATE

ACCOUNT-G

Annual Report

to

Contract Owners

December 31, 2009

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2009

Assets:

Investments at fair value:
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
26,723 shares (cost $394,572)	$398,446
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
32,004 shares (cost $1,017,081)	1,061,558
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
48,090 shares (cost $2,113,397)	2,179,900
Investors Growth Stock Series - Initial Class (MIGIC)
452 shares (cost $3,876)	4,444
Value Series - Initial Class (MVFIC)
129,861 shares (cost $1,389,141)	1,532,359
Core Plus Fixed Income Portfolio - Class I (MSVFI)
13,649 shares (cost $138,580)	135,533
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2,516 shares (cost $28,735)	27,728
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
1,630 shares (cost $17,908)	20,771
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
89,157 shares (cost $1,314,763)	1,397,976
American Funds NVIT Bond Fund - Class II (GVABD2)
32,780 shares (cost $336,711)	349,111
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
36,349 shares (cost $631,669)	718,616
American Funds NVIT Growth Fund - Class II (GVAGR2)
19,492 shares (cost $957,153)	896,833
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
10,451 shares (cost $308,761)	350,435
Federated NVIT High Income Bond Fund - Class III (HIBF3)
85,001 shares (cost $539,795)	560,157
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
138,979 shares (cost $1,736,479)	1,576,017
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
46,703 shares (cost $333,675)	373,628
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
109 shares (cost $1,027)	1,114

(Continued)

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STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
18,425 shares (cost $135,419)	$155,692
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
88,454 shares (cost $729,255)	744,785
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
66,120 shares (cost $477,619)	556,069
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
76,038 shares (cost $657,849)	726,166
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
113,511 shares (cost $912,588)	1,031,814
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
13,070 shares (cost $124,344)	131,484
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
170,662 shares (cost $1,466,250)	1,592,278
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
306,438 shares (cost $2,445,244)	2,708,909
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
31,849 shares (cost $283,451)	310,527
NVIT Core Bond Fund - Class I (NVCBD1)
49,779 shares (cost $512,184)	508,241
NVIT Core Plus Bond Fund - Class I (NVLCP1)
3,858 shares (cost $41,504)	41,628
NVIT Fund - Class I (TRF)
97,777 shares (cost $871,524)	792,971
NVIT Government Bond Fund - Class I (GBF)
149,553 shares (cost $1,764,758)	1,755,751
NVIT Health Sciences Fund - Class III (GVGHS)
9,945 shares (cost $88,676)	95,667
NVIT International Index Fund - Class VI (GVIX6)
37,189 shares (cost $312,350)	301,229
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
206,903 shares (cost $1,740,206)	1,702,811
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
1,343 shares (cost $15,888)	16,159
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
7,551 shares (cost $95,923)	97,482
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
64,736 shares (cost $612,840)	638,942

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
317,748 shares (cost $3,059,307)	$3,085,336
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
511,903 shares (cost $4,950,646)	4,806,771
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
30,475 shares (cost $288,485)	298,964
NVIT Mid Cap Index Fund - Class I (MCIF)
42,305 shares (cost $660,816)	626,966
NVIT Money Market Fund - Class I (SAM)
6,073,709 shares (cost $6,073,709)	6,073,709
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
89,689 shares (cost $754,805)	774,913
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
63,473 shares (cost $658,103)	621,404
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
75,357 shares (cost $536,318)	654,852
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
12,707 shares (cost $95,217)	106,108
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
143,045 shares (cost $1,019,297)	1,200,150
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
79,229 shares (cost $667,721)	723,361
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
10,178 shares (cost $118,234)	125,185
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
26,080 shares (cost $233,775)	216,463
NVIT Multi-Manager Small Company Fund - Class I (SCF)
42,560 shares (cost $624,794)	614,989
NVIT Multi-Sector Bond Fund - Class I (MSBF)
41,853 shares (cost $360,297)	346,122
NVIT Short Term Bond Fund - Class II (NVSTB2)
7,907 shares (cost $81,435)	81,048
NVIT Technology & Communications Fund - Class III (GGTC3)
59,329 shares (cost $196,980)	203,497
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
14,284 shares (cost $117,892)	107,127
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
532 shares (cost $6,672)	7,484

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Templeton NVIT International Value Fund - Class III (NVTIV3)
62,879 shares (cost $723,670)	$874,017
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
50,094 shares (cost $441,624)	444,839
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
134,375 shares (cost $848,807)	980,937
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
29,168 shares (cost $346,310)	327,267
V.I. Capital Appreciation Fund - Series I (AVCA)
1,094 shares (cost $22,241)	22,242
V.I. Capital Development Fund - Series I (AVCDI)
11,968 shares (cost $109,980)	135,123
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
8,004 shares (cost $89,710)	107,328
VP Inflation Protection Fund - Class II (ACVIP2)
21,641 shares (cost $224,489)	232,205
VP Mid Cap Value Fund - Class I (ACVMV1)
45,026 shares (cost $503,706)	545,714
VP Value Fund - Class I (ACVV)
203,676 shares (cost $1,287,635)	1,075,407
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
56,388 shares (cost $596,704)	549,783
Stock Index Fund, Inc. - Initial Shares (DSIF)
71,387 shares (cost $2,078,594)	1,878,199
Appreciation Portfolio - Initial Shares (DCAP)
1,325 shares (cost $39,932)	41,595
Market Opportunity Fund II - Service Shares (FVMOS)
4,683 shares (cost $48,383)	46,128
Quality Bond Fund II - Primary Shares (FQB)
7,983 shares (cost $86,824)	89,410
VIP Fund - Contrafund Portfolio - Service Class (FCS)
128,755 shares (cost $3,492,067)	2,645,907
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
83,675 shares (cost $1,421,628)	1,404,899
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
49,949 shares (cost $852,242)	836,644
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
4,116 shares (cost $41,686)	40,211

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
48,443 shares (cost $459,122)	$460,209
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
81,378 shares (cost $690,084)	734,027
VIP Fund - Growth Portfolio - Service Class (FGS)
39,097 shares (cost $1,365,062)	1,171,349
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
139,120 shares (cost $1,705,156)	1,723,700
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
79,142 shares (cost $2,074,723)	2,011,001
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
100,371 shares (cost $1,972,692)	1,502,552
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
6,069 shares (cost $51,996)	46,795
Franklin Income Securities Fund - Class 2 (FTVIS2)
21,843 shares (cost $269,786)	308,427
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2,442 shares (cost $44,772)	39,387
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
112,380 shares (cost $1,469,528)	1,460,945
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
70,237 shares (cost $726,732)	683,405
Templeton Foreign Securities Fund - Class 3 (TIF3)
31,192 shares (cost $333,715)	417,033
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
22,294 shares (cost $375,018)	386,359
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
33,544 shares (cost $195,488)	239,504
Brandes International Equity Fund (MFBIE)
9,671 shares (cost $108,877)	111,896
Business Opportunity Value Fund (MFBOV)
13,499 shares (cost $129,547)	128,243
Frontier Capital Appreciation Fund (MFFCA)
5,540 shares (cost $107,600)	113,398
M Large Cap Growth Fund (MFTCG)
7,564 shares (cost $95,469)	100,150
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,785 shares (cost $23,333)	18,296

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Socially Responsive Portfolio - I Class Shares (AMSRS)
54,891 shares (cost $792,928)	$664,175
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
7,665 shares (cost $283,388)	283,147
Global Securities Fund/VA - Class 3 (OVGS3)
22,962 shares (cost $634,850)	612,404
High Income Fund/VA - Class 3 (OVHI3)
60,731 shares (cost $97,882)	120,856
High Income Fund/VA - Non-Service Shares (OVHI)
1,063 shares (cost $1,787)	2,105
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
50,350 shares (cost $1,002,256)	915,365
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
37,728 shares (cost $408,661)	543,290
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
6,621 shares (cost $73,230)	70,448
Low Duration Portfolio - Administrative Class (PMVLDA)
28,490 shares (cost $292,454)	288,030
Blue Chip Growth Portfolio - II (TRBCG2)
40,607 shares (cost $305,215)	385,769
Equity Income Portfolio - II (TREI2)
21,749 shares (cost $361,310)	383,007
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
97,248 shares (cost $852,390)	897,143
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2,888 shares (cost $22,929)	24,482
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
21,123 shares (cost $113,803)	116,170
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
6,990 shares (cost $62,357)	69,568
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
17,768 shares (cost $94,380)	105,956
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
7,016 shares (cost $32,637)	36,894
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
26,055 shares (cost $123,460)	149,763
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
7,173 shares (cost $59,469)	66,548

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
30,738 shares (cost $90,640)	$101,427
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
10,729 shares (cost $72,258)	80,375
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
3,855 shares (cost $51,182)	59,296
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
1,987 shares (cost $27,184)	31,198
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
6,415 shares (cost $37,764)	42,392
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
202,942 shares (cost $202,942)	202,942
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
975 shares (cost $4,368)	4,383
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
21,981 shares (cost $88,914)	101,757
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
1,244 shares (cost $5,764)	6,245
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
90,845 shares (cost $380,960)	432,686
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
103,190 shares (cost $450,829)	495,776
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
1,994 shares (cost $9,127)	9,852
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
4,310 shares (cost $18,662)	22,143
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
8,564 shares (cost $114,625)	130,995
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
7,145 shares (cost $52,422)	58,392
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
4,301 shares (cost $48,659)	57,135
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
5,552 shares (cost $23,541)	28,562

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, continued

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
3,158 shares (cost $18,590)	$20,056

Total Investments	77,722,943
Accounts Receivable - NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	335

Total Assets	77,723,278
Accounts Payable - Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	21,778
Other Accounts Payable	2,321

Total Accounts Payable	24,099

$77,699,179

Contract Owners’ Equity:
Accumulation units	77,699,179

Total Contract Owners’ Equity (note 8)	$77,699,179

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account

Year Ended December 31, 2009

Investment Activity:	Total	MLVGA2	JACAS	JARLCS	JAIGS2	MIGIC	MVFIC	MSVFI
Reinvested dividends	$978,116	4,253	88	131	5,828	25	11,712	25,878

Net investment income (loss)	978,116	4,253	88	131	5,828	25	11,712	25,878

Realized gain (loss) on investments	(5,481,279)	596	(26,303)	(14,238)	(109,250)	(540)	(55,717)	(42,229)
Change in unrealized gain (loss) on investments	16,822,557	3,874	273,112	16,657	829,685	1,767	324,354	36,589

Net gain (loss) on investments	11,341,278	4,470	246,809	2,419	720,435	1,227	268,637	(5,640)

Reinvested capital gains	772,826	-	-	-	36,286	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$13,092,220	8,723	246,897	2,550	762,549	1,252	280,349	20,238

Investment Activity:	MSVRE	NVAGF3	NVAMV1	GVAAA2	GVABD2	GVAGG2	GVAGR2	GVAGI2
Reinvested dividends	$15,515	893	141	837	968	-	-	-

Net investment income (loss)	15,515	893	141	837	968	-	-	-

Realized gain (loss) on investments	(388,507)	39	179	(94,535)	(11,069)	(52,263)	(74,246)	(25,447)
Change in unrealized gain (loss) on investments	437,861	(1,006)	2,863	287,422	38,332	183,381	206,441	78,539

Net gain (loss) on investments	49,354	(967)	3,042	192,887	27,263	131,118	132,195	53,092

Reinvested capital gains	-	120	793	26,794	93	38,459	78,150	5,441

Net increase (decrease) in contract owners’ equity resulting from operations	$64,869	46	3,976	220,518	28,324	169,577	210,345	58,533

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	HIBF3	GEM3	NVIE6	GEF3	NVNMO1	NVNSR2	NVCRA1	NVCRB1
Reinvested dividends	$34,997	9,292	351	6	105	2,669	3,342	9,654

Net investment income (loss)	34,997	9,292	351	6	105	2,669	3,342	9,654

Realized gain (loss) on investments	(13,693)	(79,426)	(9,130)	5	485	(83,593)	(7,028)	1,391
Change in unrealized gain (loss) on investments	105,707	458,548	56,853	87	20,263	260,682	92,663	68,848

Net gain (loss) on investments	92,014	379,122	47,723	92	20,748	177,089	85,635	70,239

Reinvested capital gains	-	-	-	-	332	-	116	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127,011	388,414	48,074	98	21,185	179,758	89,093	79,893

Investment Activity:	NVCCA1	NVCCN1	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF
Reinvested dividends	$11,012	2,540	17,789	22,943	5,757	9,675	930	10,100

Net investment income (loss)	11,012	2,540	17,789	22,943	5,757	9,675	930	10,100

Realized gain (loss) on investments	81	(545)	17,749	(11,400)	(1,235)	7,907	209	(272,615)
Change in unrealized gain (loss) on investments	116,017	7,689	121,332	278,308	36,133	(3,618)	23	432,152

Net gain (loss) on investments	116,098	7,144	139,081	266,908	34,898	4,289	232	159,537

Reinvested capital gains	-	238	72	981	184	2,397	706	-

Net increase (decrease) in contract owners’ equity resulting from operations	$127,110	9,922	156,942	290,832	40,839	16,361	1,868	169,637

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	GBF	GVGHS	GVIX6	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM
Reinvested dividends	$53,886	188	5,237	12,317	131	504	8,124	25,650

Net investment income (loss)	53,886	188	5,237	12,317	131	504	8,124	25,650

Realized gain (loss) on investments	14,707	(16,037)	(29,881)	(99,294)	84	340	(4,901)	(61,911)
Change in unrealized gain (loss) on investments	(55,302)	26,620	67,998	339,590	271	1,559	36,209	359,094

Net gain (loss) on investments	(40,595)	10,583	38,117	240,296	355	1,899	31,308	297,183

Reinvested capital gains	27,081	-	-	76,071	114	322	2,693	45,254

Net increase (decrease) in contract owners’ equity resulting from operations	$40,372	10,771	43,354	328,684	600	2,725	42,125	368,087

Investment Activity:	GVDMA	GVDMC	MCIF	SAM	NVMIG3	GVDIV3	NVMLG1	NVMLV1
Reinvested dividends	$38,903	1,903	4,631	2,006	7,447	11,221	2,139	590

Net investment income (loss)	38,903	1,903	4,631	2,006	7,447	11,221	2,139	590

Realized gain (loss) on investments	(239,151)	(27,986)	(18,995)	-	(43,431)	(389,067)	4,098	1,257
Change in unrealized gain (loss) on investments	813,226	38,246	151,847	-	237,399	498,191	118,067	11,169

Net gain (loss) on investments	574,075	10,260	132,852	-	193,968	109,124	122,165	12,426

Reinvested capital gains	150,807	3,074	14,638	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$763,785	15,237	152,121	2,006	201,415	120,345	124,304	13,016

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	NVMMG1	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	GGTC3
Reinvested dividends	$-	4,667	-	773	562	26,966	1,036	-

Net investment income (loss)	-	4,667	-	773	562	26,966	1,036	-

Realized gain (loss) on investments	(34,881)	(73,147)	(9,173)	(15,805)	(95,545)	(3,755)	679	(15,970)
Change in unrealized gain (loss) on investments	262,543	195,050	32,479	59,338	177,886	31,933	(387)	71,379

Net gain (loss) on investments	227,662	121,903	23,306	43,533	82,341	28,178	292	55,409

Reinvested capital gains	-	-	-	-	-	-	262	-

Net increase (decrease) in contract owners’ equity resulting from operations	$227,662	126,570	23,306	44,306	82,903	55,144	1,590	55,409

Investment Activity:	GVUG1	NVOLG1	NVTIV3	EIF	NVRE1	AMTB	AVBVI	AVCA
Reinvested dividends	$-	11	2,681	4,689	7,845	24,269	-	126

Net investment income (loss)	-	11	2,681	4,689	7,845	24,269	-	126

Realized gain (loss) on investments	(9,927)	103	9,560	(126,899)	10,840	(39,641)	(49,174)	(3,992)
Change in unrealized gain (loss) on investments	29,685	812	150,347	222,910	135,674	58,175	64,955	8,237

Net gain (loss) on investments	19,758	915	159,907	96,011	146,514	18,534	15,781	4,245

Reinvested capital gains	-	126	1,454	-	3,028	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$19,758	1,052	164,042	100,700	157,387	42,803	15,781	4,371

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	AVCDI	ALVSVA	ACVIP2	ACVI3	ACVMV1	ACVU1	ACVV	ACVVS1
Reinvested dividends	$-	563	3,218	239	14,142	100	45,765	-

Net investment income (loss)	-	563	3,218	239	14,142	100	45,765	-

Realized gain (loss) on investments	(39,970)	(1,778)	1,202	(1,642)	(19,434)	(13,181)	(44,645)	(71,877)
Change in unrealized gain (loss) on investments	66,851	20,477	11,433	4,073	119,735	18,636	174,279	82,497

Net gain (loss) on investments	26,881	18,699	12,635	2,431	100,301	5,455	129,634	10,620

Reinvested capital gains	-	2,198	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,881	21,460	15,853	2,670	114,443	5,555	175,399	10,620

Investment Activity:	DVSCS	DSIF	DCAP	FVMOS	FQB	FCS	FNRS2	FEIS
Reinvested dividends	$6,712	28,894	515	686	2,782	29,464	2,710	15,511

Net investment income (loss)	6,712	28,894	515	686	2,782	29,464	2,710	15,511

Realized gain (loss) on investments	(46,299)	(102,187)	(12,520)	(30)	(828)	(161,550)	(57,007)	(98,327)
Change in unrealized gain (loss) on investments	87,210	341,389	16,201	(688)	6,417	821,557	367,071	246,917

Net gain (loss) on investments	40,911	239,202	3,681	(718)	5,589	660,007	310,064	148,590

Reinvested capital gains	45,501	75,426	1,504	696	-	637	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$93,124	343,522	5,700	664	8,371	690,108	312,774	164,101

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	FF10S	FF20S	FF30S	FGS	FIGBS	FMCS	FOSR	FVSS
Reinvested dividends	$1,426	13,302	13,733	3,421	108,636	9,765	27,217	190

Net investment income (loss)	1,426	13,302	13,733	3,421	108,636	9,765	27,217	190

Realized gain (loss) on investments	(1,179)	(23,712)	(82,065)	(50,678)	(5,985)	(46,924)	(58,878)	(3,876)
Change in unrealized gain (loss) on investments	6,150	91,205	210,033	297,816	65,966	527,081	329,581	20,162

Net gain (loss) on investments	4,971	67,493	127,968	247,138	59,981	480,157	270,703	16,286

Reinvested capital gains	223	4,126	5,224	882	5,597	8,887	3,949	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,620	84,921	146,925	251,441	174,214	498,809	301,869	16,476

Investment Activity:	FTVIS2	FTVRDI	FTVSVI	FTVDM3	TIF3	FTVGI3	FTVFA2	MFBIE
Reinvested dividends	$13,927	621	12,994	16,916	26,836	57,450	5,358	2,402

Net investment income (loss)	13,927	621	12,994	16,916	26,836	57,450	5,358	2,402

Realized gain (loss) on investments	(29,741)	(4,281)	(41,771)	(28,672)	(431,302)	4,289	(16,809)	(8,961)
Change in unrealized gain (loss) on investments	74,094	9,346	308,372	261,969	508,102	4,381	70,310	22,407

Net gain (loss) on investments	44,353	5,065	266,601	233,297	76,800	8,670	53,501	13,446

Reinvested capital gains	-	-	30,174	1,586	32,439	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$58,280	5,686	309,769	251,799	136,075	66,120	58,859	15,848

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	MFBOV	MFFCA	MFTCG	AMINS	AMRS	AMFAS	AMSRS	OVGR
Reinvested dividends	$549	40	313	-	-	-	12,127	665

Net investment income (loss)	549	40	313	-	-	-	12,127	665

Realized gain (loss) on investments	(5,367)	(4,879)	(5,884)	(86,887)	(80,057)	(4,026)	(22,801)	(18,850)
Change in unrealized gain (loss) on investments	25,530	34,387	24,781	132,722	137,015	7,289	161,816	102,498

Net gain (loss) on investments	20,163	29,508	18,897	45,835	56,958	3,263	139,015	83,648

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$20,712	29,548	19,210	45,835	56,958	3,263	151,142	84,313

Investment Activity:	OVGS3	OVHI3	OVHI	OVGI	OVSC	PMVFBA	PMVLDA	TRBCG2
Reinvested dividends	$7,812	-	-	11,455	5,896	224	3,240	-

Net investment income (loss)	7,812	-	-	11,455	5,896	224	3,240	-

Realized gain (loss) on investments	(31,541)	(22,409)	(8,744)	(125,749)	(243,493)	1,223	202	(218,570)
Change in unrealized gain (loss) on investments	158,962	53,782	9,241	302,644	398,809	(2,781)	(4,424)	366,392

Net gain (loss) on investments	127,421	31,373	497	176,895	155,316	(1,558)	(4,222)	147,822

Reinvested capital gains	7,464	-	-	-	-	798	12,825	-

Net increase (decrease) in contract owners’ equity resulting from operations	$142,697	31,373	497	188,350	161,212	(536)	11,843	147,822

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	TREI2	TRLT2	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG
Reinvested dividends	$5,401	1,362	442	73	1,004	206	289	-

Net investment income (loss)	5,401	1,362	442	73	1,004	206	289	-

Realized gain (loss) on investments	(54,017)	948	(3,175)	111	186	(85)	(530)	595
Change in unrealized gain (loss) on investments	131,463	1,630	50,251	1,553	1,887	8,517	12,552	4,275

Net gain (loss) on investments	77,446	2,578	47,076	1,664	2,073	8,432	12,022	4,870

Reinvested capital gains	-	-	11,943	21	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$82,847	3,940	59,461	1,758	3,077	8,638	12,311	4,870

Investment Activity:	WRGNR	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP
Reinvested dividends	$-	81	2,158	282	678	-	-	873

Net investment income (loss)	-	81	2,158	282	678	-	-	873

Realized gain (loss) on investments	(110)	(992)	559	(685)	(922)	563	942	-
Change in unrealized gain (loss) on investments	32,922	9,156	11,333	9,718	9,115	4,013	4,623	-

Net gain (loss) on investments	32,812	8,164	11,892	9,033	8,193	4,576	5,565	-

Reinvested capital gains	-	600	-	-	1,091	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$32,812	8,845	14,050	9,315	9,962	4,576	5,565	873

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

Separate Account, Continued

Year Ended December 31, 2009

Investment Activity:	WRMSP	WRPAP	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP
Reinvested dividends	$12	125	1	505	368	-	226	-

Net investment income (loss)	12	125	1	505	368	-	226	-

Realized gain (loss) on investments	2	1,186	60	1,013	2,445	158	485	1,138
Change in unrealized gain (loss) on investments	15	12,843	481	50,363	42,517	725	3,256	16,831

Net gain (loss) on investments	17	14,029	541	51,376	44,962	883	3,741	17,969

Reinvested capital gains	-	286	2	933	660	-	-	1,068

Net increase (decrease) in contract owners’ equity resulting from operations	$29	14,440	544	52,814	45,990	883	3,967	19,037

Investment Activity:	WRSCP	WRSCV	WRVP	WFVSCG	SGRF
Reinvested dividends	$34	-	247	-	-

Net investment income (loss)	34	-	247	-	-

Realized gain (loss) on investments	968	1,061	47	4,330	(347,847)
Change in unrealized gain (loss) on investments	6,470	8,449	4,955	1,466	364,727

Net gain (loss) on investments	7,438	9,510	5,002	5,796	16,880

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$7,472	9,510	5,249	5,796	16,880

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2009 and 2008

	Total		MLVGA2		JACAS		JARLCS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$978,116	740,322	4,253	-	88	21	131	223
Realized gain (loss) on investments	(5,481,279)	(1,605,177)	596	-	(26,303)	(5,705)	(14,238)	(176)
Change in unrealized gain (loss) on investments	16,822,557	(17,219,472)	3,874	-	273,112	(234,112)	16,657	(15,849)
Reinvested capital gains	772,826	2,523,880	-	-	-	-	-	1,938

Net increase (decrease) in contract owners’ equity resulting from operations	13,092,220	(15,560,447)	8,723	-	246,897	(239,796)	2,550	(13,864)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	39,536,675	27,921,690	235,404	-	223,160	141,588	-	-
Transfers between funds	-	-	167,280	-	287,085	496,267	(26,353)	80
Surrenders (note 6)	(2,794,698)	(613,268)	(27)	-	(9,720)	-	-	-
Death benefits (note 4)	(138,927)	(8,801)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(595,724)	(221,696)	-	-	(1,389)	-	-	-
Deductions for surrender charges (note 2d)	(408,978)	(276,142)	-	-	(3,716)	(47)	(20)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,112,630)	(5,685,829)	(12,765)	-	(102,117)	(35,712)	(282)	(400)
Asset charges (note 3):	(226,129)	(165,548)	(172)	-	(2,682)	(1,049)	(53)	(118)
Adjustments to maintain reserves	(6,565)	(7,192)	1	-	64	(115)	4	(20)

Net equity transactions	26,266,154	20,943,214	389,721	-	390,685	600,932	(26,704)	(458)

Net change in contract owners’ equity	39,358,374	5,382,767	398,444	-	637,582	361,136	(24,154)	(14,322)
Contract owners’ equity beginning of period	38,340,805	32,958,038	-	-	423,976	62,840	24,154	38,476

Contract owners’ equity end of period	$77,699,179	38,340,805	398,444	-	1,061,558	423,976	-	24,154

CHANGES IN UNITS:
Beginning units	4,370,069	2,416,398	-	-	52,700	4,350	3,769	3,828
Units purchased	5,913,567	3,755,602	34,427	-	52,114	51,888	-	8
Units redeemed	(3,035,864)	(1,801,931)	(1,721)	-	(14,446)	(3,538)	(3,769)	(67)

Ending units	7,247,772	4,370,069	32,706	-	90,368	52,700	-	3,769

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	JAIGS2		MIGIC		MVFIC		MSVFI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,828	25,592	25	17	11,712	4,326	25,878	15,058
Realized gain (loss) on investments	(109,250)	(28,427)	(540)	(184)	(55,717)	(16,849)	(42,229)	(12,293)
Change in unrealized gain (loss) on investments	829,685	(833,455)	1,767	(1,367)	324,354	(192,392)	36,589	(43,745)
Reinvested capital gains	36,286	137,243	-	140	-	14,598	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	762,549	(699,047)	1,252	(1,394)	280,349	(190,317)	20,238	(40,980)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	614,264	553,771	2,227	2,676	495,381	276,389	49,085	101,354
Transfers between funds	228,951	380,132	(821)	(885)	494,624	46,616	(184,426)	(68,286)
Surrenders (note 6)	(14,570)	(871)	-	-	(14,250)	(751)	(8,219)	(5,231)
Death benefits (note 4)	(6,486)	-	-	-	-	-	-	(38)
Net policy repayments (loans) (note 5)	(1,957)	(1,878)	-	-	(19,267)	(393)	(13)	(5,304)
Deductions for surrender charges (note 2d)	(9,176)	(3,999)	-	-	(9,239)	(286)	(2,788)	(4,417)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(195,001)	(136,528)	(879)	(842)	(140,489)	(45,165)	(32,352)	(53,385)
Asset charges (note 3):	(5,381)	(3,932)	(22)	(21)	(3,839)	(1,396)	(761)	(1,414)
Adjustments to maintain reserves	770	(102)	7	(22)	92	(129)	45	(94)

Net equity transactions	611,414	786,593	512	906	803,013	274,885	(179,429)	(36,815)

Net change in contract owners’ equity	1,373,963	87,546	1,764	(488)	1,083,362	84,568	(159,191)	(77,795)
Contract owners’ equity beginning of period	807,004	719,458	2,681	3,169	449,361	364,793	294,718	372,513

Contract owners’ equity end of period	$2,180,967	807,004	4,445	2,681	1,532,723	449,361	135,527	294,718

CHANGES IN UNITS:
Beginning units	113,377	48,306	335	250	47,608	26,056	28,841	32,734
Units purchased	83,794	78,464	256	257	103,663	29,365	4,731	15,076
Units redeemed	(26,063)	(13,393)	(193)	(172)	(18,943)	(7,813)	(21,476)	(18,969)

Ending units	171,108	113,377	398	335	132,328	47,608	12,096	28,841

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MSVRE		NVAGF3		NVAMV1		GVAAA2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$15,515	22,870	893	-	141	-	837	18,544
Realized gain (loss) on investments	(388,507)	(217,350)	39	-	179	-	(94,535)	(18,471)
Change in unrealized gain (loss) on investments	437,861	(320,507)	(1,006)	-	2,863	-	287,422	(196,148)
Reinvested capital gains	-	250,822	120	-	793	-	26,794	7,621

Net increase (decrease) in contract owners’ equity resulting from operations	64,869	(264,165)	46	-	3,976	-	220,518	(188,454)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,493	354,254	17,483	-	3,758	-	477,925	301,768
Transfers between funds	(617,069)	(125,034)	11,090	-	14,066	-	246,688	367,336
Surrenders (note 6)	(8,676)	(108)	-	-	-	-	(15,707)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	50	(6,001)	-	-	-	-	(366)	-
Deductions for surrender charges (note 2d)	(5,275)	(2,412)	-	-	-	-	(4,704)	(1,261)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(43,559)	(87,665)	(859)	-	(1,029)	-	(199,178)	(72,634)
Asset charges (note 3):	(1,224)	(2,783)	(30)	-	-	-	(4,683)	(2,444)
Adjustments to maintain reserves	53	(96)	(4)	-	(2)	-	79	(68)

Net equity transactions	(515,207)	130,155	27,680	-	16,793	-	500,054	592,697

Net change in contract owners’ equity	(450,338)	(134,010)	27,726	-	20,769	-	720,572	404,243
Contract owners’ equity beginning of period	450,338	584,348	-	-	-	-	677,429	273,186

Contract owners’ equity end of period	$-	450,338	27,726	-	20,769	-	1,398,001	677,429

CHANGES IN UNITS:
Beginning units	52,025	41,926	-	-	-	-	86,089	24,380
Units purchased	21,516	29,007	2,510	-	1,740	-	98,194	70,264
Units redeemed	(73,541)	(18,908)	(82)	-	(87)	-	(40,328)	(8,555)

Ending units	-	52,025	2,428	-	1,653	-	143,955	86,089

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$968	10,198	-	7,324	-	10,539	-	2,863
Realized gain (loss) on investments	(11,069)	(3,374)	(52,263)	(4,428)	(74,246)	(14,216)	(25,447)	(1,911)
Change in unrealized gain (loss) on investments	38,332	(23,642)	183,381	(101,277)	206,441	(268,514)	78,539	(36,572)
Reinvested capital gains	93	127	38,459	7,453	78,150	28,511	5,441	32

Net increase (decrease) in contract owners’ equity resulting from operations	28,324	(16,691)	169,577	(90,928)	210,345	(243,680)	58,533	(35,588)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	95,785	25,675	298,799	126,446	278,566	271,304	152,674	47,157
Transfers between funds	96,818	139,092	102,022	161,097	135,812	134,742	39,400	134,559
Surrenders (note 6)	(25,653)	(39)	(2,182)	(2,009)	(8,333)	(1,469)	-	-
Death benefits (note 4)	-	-	(6,220)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,050)	-	(2,344)	-	(11,440)	(327)	(463)	-
Deductions for surrender charges (note 2d)	(435)	(239)	(573)	(1,191)	(3,460)	(2,388)	(1,235)	(334)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(29,935)	(11,977)	(103,764)	(47,654)	(111,052)	(79,081)	(42,208)	(14,966)
Asset charges (note 3):	(1,124)	(572)	(1,926)	(1,050)	(3,073)	(2,008)	(1,062)	(338)
Adjustments to maintain reserves	63	(90)	45	(97)	709	(95)	576	(59)

Net equity transactions	133,469	151,850	283,857	235,542	277,729	320,678	147,682	166,019

Net change in contract owners’ equity	161,793	135,159	453,434	144,614	488,074	76,998	206,215	130,431
Contract owners’ equity beginning of period	187,319	52,160	265,187	120,573	409,410	332,412	144,755	14,324

Contract owners’ equity end of period	$349,112	187,319	718,621	265,187	897,484	409,410	350,970	144,755

CHANGES IN UNITS:
Beginning units	19,150	4,806	34,853	9,724	63,278	28,662	23,626	1,448
Units purchased	16,970	16,706	50,163	30,335	62,885	44,308	33,690	24,255
Units redeemed	(4,296)	(2,362)	(18,318)	(5,206)	(26,212)	(9,692)	(13,485)	(2,077)

Ending units	31,824	19,150	66,698	34,853	99,951	63,278	43,831	23,626

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	HIBF3		GEM3		NVIE6		GEF3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$34,997	18,939	9,292	9,414	351	297	6	-
Realized gain (loss) on investments	(13,693)	(16,612)	(79,426)	(4,502)	(9,130)	(521)	5	-
Change in unrealized gain (loss) on investments	105,707	(80,261)	458,548	(746,380)	56,853	(16,900)	87	-
Reinvested capital gains	-	-	-	173,655	-	4,511	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	127,011	(77,934)	388,414	(567,813)	48,074	(12,613)	98	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	157,222	23,219	356,302	341,785	50,732	2,349	1,142	-
Transfers between funds	135,309	139,894	489,859	179,580	265,178	38,394	-	-
Surrenders (note 6)	(574)	(6,992)	(18,047)	(17)	(7)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,962)	(4,598)	(7,503)	(5,736)	-	-	-	-
Deductions for surrender charges (note 2d)	(555)	(1,929)	(4,452)	(1,118)	(403)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(36,524)	(18,394)	(121,091)	(100,188)	(16,479)	(896)	(125)	-
Asset charges (note 3):	(1,470)	(772)	(3,458)	(2,812)	(664)	(39)	-	-
Adjustments to maintain reserves	58	(59)	474	(28)	21	(19)	(2)	-

Net equity transactions	246,504	130,369	692,084	411,466	298,378	39,789	1,015	-

Net change in contract owners’ equity	373,515	52,435	1,080,498	(156,347)	346,452	27,176	1,113	-
Contract owners’ equity beginning of period	187,019	134,584	496,271	652,618	27,176	-	-	-

Contract owners’ equity end of period	$560,534	187,019	1,576,769	496,271	373,628	27,176	1,113	-

CHANGES IN UNITS:
Beginning units	21,626	11,190	44,366	24,604	4,934	-	-	-
Units purchased	27,408	14,301	55,549	26,308	50,763	5,160	93	-
Units redeemed	(4,662)	(3,865)	(13,692)	(6,546)	(3,296)	(226)	(10)	-

Ending units	44,372	21,626	86,223	44,366	52,401	4,934	83	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVNMO1		NVNSR2		NVCRA1		NVCRB1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$105	-	2,669	1,617	3,342	876	9,654	1,576
Realized gain (loss) on investments	485	(36)	(83,593)	(9,172)	(7,028)	(5,849)	1,391	(9,779)
Change in unrealized gain (loss) on investments	20,263	11	260,682	(245,152)	92,663	(14,213)	68,848	(532)
Reinvested capital gains	332	-	-	-	116	2,167	-	832

Net increase (decrease) in contract owners’ equity resulting from operations	21,185	(25)	179,758	(252,707)	89,093	(17,019)	79,893	(7,903)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,101	168	246,169	151,669	344,758	70,310	380,937	3,638
Transfers between funds	106,732	193	(82,382)	709,816	135,727	65,767	153,625	194,039
Surrenders (note 6)	(167)	-	(12,240)	(284)	(18)	(465)	(67)	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(227)	(2,345)	(5,142)	-	(2,323)	-
Deductions for surrender charges (note 2d)	-	-	(8,352)	(2,723)	(1,427)	-	-	(38)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,237)	(122)	(123,370)	(53,777)	(108,826)	(15,303)	(68,751)	(5,040)
Asset charges (note 3):	(119)	-	(3,069)	(1,155)	(1,167)	(216)	(1,724)	(136)
Adjustments to maintain reserves	(10)	(12)	17	(17)	23	(26)	66	(47)

Net equity transactions	134,300	227	16,546	801,184	363,928	120,067	461,763	192,416

Net change in contract owners’ equity	155,485	202	196,304	548,477	453,021	103,048	541,656	184,513
Contract owners’ equity beginning of period	202	-	548,477	-	103,048	-	184,513	-

Contract owners’ equity end of period	$155,687	202	744,781	548,477	556,069	103,048	726,169	184,513

CHANGES IN UNITS:
Beginning units	39	-	88,800	-	16,061	-	23,058	-
Units purchased	20,585	65	41,817	97,301	70,633	18,436	61,204	23,719
Units redeemed	(984)	(26)	(38,759)	(8,501)	(19,664)	(2,375)	(8,565)	(661)

Ending units	19,640	39	91,858	88,800	67,030	16,061	75,697	23,058

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCCA1		NVCCN1		NVCMD1		NVCMA1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$11,012	1,621	2,540	562	17,789	1,435	22,943	2,752
Realized gain (loss) on investments	81	(13,319)	(545)	(302)	17,749	(20,839)	(11,400)	(26,328)
Change in unrealized gain (loss) on investments	116,017	3,209	7,689	(548)	121,332	4,697	278,308	(14,643)
Reinvested capital gains	-	2,004	238	90	72	1,054	981	4,092

Net increase (decrease) in contract owners’ equity resulting from operations	127,110	(6,485)	9,922	(198)	156,942	(13,653)	290,832	(34,127)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	555,180	34,341	39,789	8,429	698,622	89,043	1,725,605	203,615
Transfers between funds	255,114	202,442	53,614	45,882	735,349	93,159	610,457	249,613
Surrenders (note 6)	-	-	-	-	(15,458)	-	-	(58)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(184)	-	(175)	-	(1,684)	-	(1,381)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(121,664)	(12,274)	(23,223)	(1,893)	(136,720)	(10,518)	(295,426)	(36,529)
Asset charges (note 3):	(1,608)	(156)	(508)	(153)	(2,448)	(347)	(4,626)	(650)
Adjustments to maintain reserves	28	(33)	6	(6)	32	(44)	1,604	(49)

Net equity transactions	686,866	224,320	69,503	52,259	1,277,693	171,293	2,036,233	415,942

Net change in contract owners’ equity	813,976	217,835	79,425	52,061	1,434,635	157,640	2,327,065	381,815
Contract owners’ equity beginning of period	217,835	-	52,061	-	157,640	-	381,815	-

Contract owners’ equity end of period	$1,031,811	217,835	131,486	52,061	1,592,275	157,640	2,708,880	381,815

CHANGES IN UNITS:
Beginning units	29,990	-	5,694	-	20,669	-	55,360	-
Units purchased	100,644	31,663	9,774	5,918	174,844	22,086	296,689	60,541
Units redeemed	(16,306)	(1,673)	(2,766)	(224)	(24,397)	(1,417)	(42,023)	(5,181)

Ending units	114,328	29,990	12,702	5,694	171,116	20,669	310,026	55,360

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVCMC1		NVCBD1		NVLCP1		TRF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,757	1,136	9,675	653	930	30	10,100	11,215
Realized gain (loss) on investments	(1,235)	(202)	7,907	(27)	209	(2)	(272,615)	(29,811)
Change in unrealized gain (loss) on investments	36,133	(9,056)	(3,618)	(325)	23	101	432,152	(539,952)
Reinvested capital gains	184	299	2,397	-	706	-	-	132,450

Net increase (decrease) in contract owners’ equity resulting from operations	40,839	(7,823)	16,361	301	1,868	129	169,637	(426,098)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	92,469	34,261	56,400	216	26,203	2,277	252,618	404,855
Transfers between funds	92,202	91,795	437,768	47,842	13,141	21	(107,840)	(210,976)
Surrenders (note 6)	-	-	(6,408)	-	-	-	(12,513)	(8,340)
Death benefits (note 4)	-	-	-	-	-	-	-	(51)
Net policy repayments (loans) (note 5)	-	-	36	-	-	-	(9,182)	(8,210)
Deductions for surrender charges (note 2d)	(4)	-	(2,510)	-	-	-	(9,378)	(11,733)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(28,595)	(3,210)	(40,345)	(1,086)	(1,833)	(119)	(143,510)	(162,098)
Asset charges (note 3):	(1,131)	(271)	(671)	(49)	(54)	(4)	(3,543)	(3,717)
Adjustments to maintain reserves	15	(18)	250	(24)	10	(16)	34	(108)

Net equity transactions	154,956	122,557	444,520	46,899	37,467	2,159	(33,314)	(378)

Net change in contract owners’ equity	195,795	114,734	460,881	47,200	39,335	2,288	136,323	(426,476)
Contract owners’ equity beginning of period	114,734	-	47,200	-	2,288	-	656,639	1,083,115

Contract owners’ equity end of period	$310,529	114,734	508,081	47,200	41,623	2,288	792,962	656,639

CHANGES IN UNITS:
Beginning units	13,698	-	4,746	-	230	-	84,151	81,126
Units purchased	21,130	14,117	46,876	4,867	3,525	244	33,464	49,486
Units redeemed	(3,312)	(419)	(4,659)	(121)	(167)	(14)	(37,025)	(46,461)

Ending units	31,516	13,698	46,963	4,746	3,588	230	80,590	84,151

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GBF		GVGHS		GVIX6		GVIDA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$53,886	37,116	188	227	5,237	3,351	12,317	14,635
Realized gain (loss) on investments	14,707	5,138	(16,037)	(4,027)	(29,881)	(2,073)	(99,294)	(106,893)
Change in unrealized gain (loss) on investments	(55,302)	40,050	26,620	(23,892)	67,998	(89,855)	339,590	(369,450)
Reinvested capital gains	27,081	-	-	6,697	-	239	76,071	151,355

Net increase (decrease) in contract owners’ equity resulting from operations	40,372	82,304	10,771	(20,995)	43,354	(88,338)	328,684	(310,353)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	460,693	421,531	37,276	25,681	118,331	11,539	646,905	716,005
Transfers between funds	56,042	651,142	8,626	7,978	37,463	31,837	283,807	203,061
Surrenders (note 6)	(12,749)	(10,174)	(10,289)	(3,534)	(2)	-	(2,663)	(1,073)
Death benefits (note 4)	-	(55)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(5,964)	(11,335)	(144)	-	-	-	(7,694)	(15,722)
Deductions for surrender charges (note 2d)	(11,240)	(9,205)	(1,689)	(1,120)	(89)	(163)	(15,656)	(10,899)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(204,674)	(142,891)	(16,633)	(11,983)	(18,376)	(11,268)	(269,064)	(169,630)
Asset charges (note 3):	(6,152)	(3,826)	(329)	(359)	(545)	(507)	(5,606)	(3,709)
Adjustments to maintain reserves	149	(107)	56	(48)	27	(41)	(26)	(102)

Net equity transactions	276,105	895,080	16,874	16,615	136,809	31,397	630,003	717,931

Net change in contract owners’ equity	316,477	977,384	27,645	(4,380)	180,163	(56,941)	958,687	407,578
Contract owners’ equity beginning of period	1,439,195	461,811	68,396	72,776	121,065	178,006	744,042	336,464

Contract owners’ equity end of period	$1,755,672	1,439,195	96,041	68,396	301,228	121,065	1,702,729	744,042

CHANGES IN UNITS:
Beginning units	117,240	40,524	7,323	5,826	17,707	14,812	86,385	24,672
Units purchased	55,235	92,993	5,718	4,786	21,245	4,216	105,764	88,649
Units redeemed	(33,198)	(16,277)	(4,408)	(3,289)	(4,697)	(1,321)	(36,739)	(26,936)

Ending units	139,277	117,240	8,633	7,323	34,255	17,707	155,410	86,385

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVDBL2		NVDCA2		GVIDC		GVIDM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$131	-	504	-	8,124	4,574	25,650	26,142
Realized gain (loss) on investments	84	-	340	-	(4,901)	(715)	(61,911)	(10,894)
Change in unrealized gain (loss) on investments	271	-	1,559	-	36,209	(10,034)	359,094	(337,235)
Reinvested capital gains	114	-	322	-	2,693	2,187	45,254	85,895

Net increase (decrease) in contract owners’ equity resulting from operations	600	-	2,725	-	42,125	(3,988)	368,087	(236,092)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,651	-	53,857	-	176,704	105,132	1,567,959	420,982
Transfers between funds	8,780	-	48,648	-	263,906	122,878	548,568	229,342
Surrenders (note 6)	-	-	-	-	(3)	(16)	(7,535)	(316)
Death benefits (note 4)	-	-	-	-	-	-	(645)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(14,614)	-
Deductions for surrender charges (note 2d)	(337)	-	(400)	-	(1,324)	(2,208)	(10,111)	(13,527)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,519)	-	(7,213)	-	(62,418)	(12,771)	(345,403)	(150,738)
Asset charges (note 3):	(22)	-	(144)	-	(2,921)	(792)	(7,961)	(4,234)
Adjustments to maintain reserves	341	-	358	-	33	(64)	53	(92)

Net equity transactions	15,894	-	95,106	-	373,977	212,159	1,730,311	481,417

Net change in contract owners’ equity	16,494	-	97,831	-	416,102	208,171	2,098,398	245,325
Contract owners’ equity beginning of period	-	-	-	-	222,845	14,674	986,929	741,604

Contract owners’ equity end of period	$16,494	-	97,831	-	638,947	222,845	3,085,327	986,929

CHANGES IN UNITS:
Beginning units	-	-	-	-	20,458	1,266	102,479	59,144
Units purchased	1,675	-	8,679	-	41,453	20,619	207,339	65,075
Units redeemed	(258)	-	(663)	-	(8,138)	(1,427)	(40,906)	(21,740)

Ending units	1,417	-	8,016	-	53,773	20,458	268,912	102,479

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVDMA		GVDMC		MCIF		SAM
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$38,903	61,886	1,903	3,147	4,631	4,865	2,006	51,748
Realized gain (loss) on investments	(239,151)	(165,954)	(27,986)	(2,118)	(18,995)	(7,137)	-	-
Change in unrealized gain (loss) on investments	813,226	(973,554)	38,246	(27,601)	151,847	(186,519)	-	-
Reinvested capital gains	150,807	272,695	3,074	6,620	14,638	24,573	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	763,785	(804,927)	15,237	(19,952)	152,121	(164,218)	2,006	51,748

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,006,132	1,236,517	168,238	41,296	126,194	150,356	14,443,780	11,897,806
Transfers between funds	594,967	419,341	33,775	111,768	72,501	92,039	(9,644,084)	(8,186,428)
Surrenders (note 6)	(41,244)	(25,542)	-	-	(2,906)	(6,245)	2,010,066	(385,473)
Death benefits (note 4)	-	-	-	(402)	-	-	-	-
Net policy repayments (loans) (note 5)	(8,689)	(19,663)	(14,000)	9,319	(461)	(4,417)	(335,760)	(37,963)
Deductions for surrender charges (note 2d)	(22,276)	(46,659)	(41)	(42)	(1,461)	(3,748)	(45,388)	(6,887)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(793,160)	(490,615)	(36,749)	(21,881)	(49,980)	(42,154)	(1,096,151)	(523,152)
Asset charges (note 3):	(16,259)	(12,376)	(662)	(379)	(2,181)	(1,681)	(23,874)	(14,428)
Adjustments to maintain reserves	(81)	50	38	(67)	39	(59)	15,720	(213)

Net equity transactions	1,719,390	1,061,053	150,599	139,612	141,745	184,091	1,304,177	2,743,262

Net change in contract owners’ equity	2,483,175	256,126	165,836	119,660	293,866	19,873	1,306,183	2,795,010
Contract owners’ equity beginning of period	2,323,555	2,067,429	133,130	13,470	333,096	313,223	4,759,554	1,964,544

Contract owners’ equity end of period	$4,806,730	2,323,555	298,966	133,130	626,962	333,096	6,065,737	4,759,554

CHANGES IN UNITS:
Beginning units	255,853	156,190	12,983	1,116	38,566	23,042	414,695	174,684
Units purchased	292,090	185,566	26,020	13,916	20,753	20,719	1,315,198	1,124,101
Units redeemed	(122,449)	(85,903)	(13,553)	(2,049)	(6,239)	(5,195)	(1,201,613)	(884,090)

Ending units	425,494	255,853	25,450	12,983	53,080	38,566	528,280	414,695

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMIG3		GVDIV3		NVMLG1		NVMLV1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,447	518	11,221	12,241	2,139	34	590	8
Realized gain (loss) on investments	(43,431)	(6,641)	(389,067)	(36,100)	4,098	(2,701)	1,257	(119)
Change in unrealized gain (loss) on investments	237,399	(217,291)	498,191	(503,600)	118,067	467	11,169	(278)
Reinvested capital gains	-	-	-	112,120	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	201,415	(223,414)	120,345	(415,339)	124,304	(2,200)	13,016	(389)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	241,242	174,820	256,183	309,120	112,857	1,823	32,387	510
Transfers between funds	(32,311)	633,540	(199,831)	(111,312)	459,403	16,125	72,353	1,538
Surrenders (note 6)	(12,587)	(2,080)	(28,766)	(5,297)	(4,355)	-	(232)	-
Death benefits (note 4)	-	-	-	(15)	-	-	-	-
Net policy repayments (loans) (note 5)	(185)	(2,037)	(4,819)	(4,148)	125	-	-	-
Deductions for surrender charges (note 2d)	(9,178)	(3,431)	(4,024)	(4,617)	(3,476)	-	(265)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(122,456)	(64,129)	(58,115)	(96,262)	(47,987)	(509)	(12,143)	(466)
Asset charges (note 3):	(2,961)	(1,329)	(1,800)	(2,768)	(1,248)	(10)	(196)	-
Adjustments to maintain reserves	44	(47)	27	(108)	8	(10)	27	(30)

Net equity transactions	61,608	735,307	(41,145)	84,593	515,327	17,419	91,931	1,552

Net change in contract owners’ equity	263,023	511,893	79,200	(330,746)	639,631	15,219	104,947	1,163
Contract owners’ equity beginning of period	511,893	-	542,194	872,940	15,219	-	1,163	-

Contract owners’ equity end of period	$774,916	511,893	621,394	542,194	654,850	15,219	106,110	1,163

CHANGES IN UNITS:
Beginning units	83,365	-	69,824	60,332	2,391	-	183	-
Units purchased	37,937	93,470	34,949	31,763	84,483	2,472	14,655	258
Units redeemed	(28,820)	(10,105)	(43,140)	(22,271)	(7,592)	(81)	(1,756)	(75)

Ending units	92,482	83,365	61,633	69,824	79,282	2,391	13,082	183

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVMMG1		NVMMV2		SCGF		SCVF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	4,667	3,697	-	-	773	1,753
Realized gain (loss) on investments	(34,881)	(2,272)	(73,147)	(3,929)	(9,173)	(3,838)	(15,805)	(15,947)
Change in unrealized gain (loss) on investments	262,543	(81,689)	195,050	(139,410)	32,479	(29,601)	59,338	(42,537)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	227,662	(83,961)	126,570	(139,642)	23,306	(33,439)	44,306	(56,731)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	223,014	53,098	140,553	130,714	41,230	41,080	58,998	57,420
Transfers between funds	727,313	220,001	148,209	458,940	25,806	3,259	21,754	3,923
Surrenders (note 6)	(7,112)	(790)	(6,706)	(1,544)	(1,101)	(344)	(2,618)	(384)
Death benefits (note 4)	(25,979)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	7,943	(1,015)	(50)	(1,669)	(499)	(4,340)	(841)	(4,463)
Deductions for surrender charges (note 2d)	(7,326)	(1,079)	(5,280)	(2,585)	(1,128)	(665)	(1,278)	(652)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(110,237)	(20,559)	(71,785)	(49,365)	(16,772)	(11,622)	(24,681)	(21,381)
Asset charges (note 3):	(3,349)	(444)	(1,961)	(1,039)	(356)	(274)	(721)	(656)
Adjustments to maintain reserves	(684)	(25)	16	(12)	26	(54)	33	(45)

Net equity transactions	803,583	249,187	202,996	533,440	47,206	27,040	50,646	33,762

Net change in contract owners’ equity	1,031,245	165,226	329,566	393,798	70,512	(6,399)	94,952	(22,969)
Contract owners’ equity beginning of period	165,226	-	393,798	-	54,677	61,076	121,514	144,483

Contract owners’ equity end of period	$1,196,471	165,226	723,364	393,798	125,189	54,677	216,466	121,514

CHANGES IN UNITS:
Beginning units	26,311	-	58,272	-	8,023	4,802	15,192	12,256
Units purchased	146,705	29,398	43,359	65,412	9,354	6,144	10,777	6,822
Units redeemed	(23,136)	(3,087)	(19,589)	(7,140)	(2,965)	(2,923)	(4,527)	(3,886)

Ending units	149,880	26,311	82,042	58,272	14,412	8,023	21,442	15,192

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SCF		MSBF		NVSTB2		GGTC3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$562	2,533	26,966	14,113	1,036	-	-	-
Realized gain (loss) on investments	(95,545)	(11,022)	(3,755)	(4,566)	679	-	(15,970)	(15,326)
Change in unrealized gain (loss) on investments	177,886	(172,985)	31,933	(46,634)	(387)	-	71,379	(72,335)
Reinvested capital gains	-	62,513	-	5,012	262	-	-	17,249

Net increase (decrease) in contract owners’ equity resulting from operations	82,903	(118,961)	55,144	(32,075)	1,590	-	55,409	(70,412)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,815	147,608	46,579	69,376	29,302	14	66,185	49,055
Transfers between funds	262,748	94,640	81,096	21,015	56,651	8,920	21,849	(2,488)
Surrenders (note 6)	(8,912)	(1,434)	(18)	(10)	(6,201)	-	(424)	-
Death benefits (note 4)	-	(10)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(581)	(2,097)	(441)	-	-	-	(219)	-
Deductions for surrender charges (note 2d)	(1,839)	(1,376)	-	(448)	(1,896)	-	(231)	(352)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,467)	(44,557)	(22,597)	(13,083)	(7,157)	(9)	(20,535)	(15,708)
Asset charges (note 3):	(1,231)	(1,053)	(1,046)	(662)	(165)	-	(573)	(525)
Adjustments to maintain reserves	55	(92)	(225)	(61)	5	(6)	40	(69)

Net equity transactions	295,588	191,629	103,348	76,127	70,539	8,919	66,092	29,913

Net change in contract owners’ equity	378,491	72,668	158,492	44,052	72,129	8,919	121,501	(40,499)
Contract owners’ equity beginning of period	236,498	163,830	187,363	143,311	8,919	-	82,374	122,873

Contract owners’ equity end of period	$614,989	236,498	345,855	187,363	81,048	8,919	203,875	82,374

CHANGES IN UNITS:
Beginning units	29,057	12,442	20,192	12,774	897	-	9,743	7,472
Units purchased	41,049	21,552	12,102	9,832	10,187	898	8,506	6,030
Units redeemed	(14,012)	(4,937)	(2,327)	(2,414)	(3,474)	(1)	(2,431)	(3,759)

Ending units	56,094	29,057	29,967	20,192	7,610	897	15,818	9,743

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	GVUG1		NVOLG1		NVTIV3		EIF
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	11	-	2,681	-	4,689	10,773
Realized gain (loss) on investments	(9,927)	(1,962)	103	-	9,560	-	(126,899)	(97,337)
Change in unrealized gain (loss) on investments	29,685	(45,047)	812	-	150,347	-	222,910	(150,948)
Reinvested capital gains	-	13,969	126	-	1,454	-	-	7,020

Net increase (decrease) in contract owners’ equity resulting from operations	19,758	(33,040)	1,052	-	164,042	-	100,700	(230,492)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	45,662	32,496	6,231	-	126,471	-	141,144	262,298
Transfers between funds	157	18,057	1,235	-	669,590	-	(65,489)	(259,630)
Surrenders (note 6)	-	(29)	-	-	(8,867)	-	(18,786)	(3,450)
Death benefits (note 4)	-	-	-	-	-	-	-	(21)
Net policy repayments (loans) (note 5)	(940)	-	-	-	268	-	(2,577)	(2,871)
Deductions for surrender charges (note 2d)	(803)	(50)	-	-	(7,328)	-	(6,403)	(5,757)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(15,871)	(12,584)	(1,022)	-	(68,264)	-	(67,866)	(87,325)
Asset charges (note 3):	(372)	(296)	(12)	-	(1,894)	-	(1,879)	(2,410)
Adjustments to maintain reserves	141	(147)	(1)	-	405	-	48	(125)

Net equity transactions	27,974	37,447	6,431	-	710,381	-	(21,808)	(99,291)

Net change in contract owners’ equity	47,732	4,407	7,483	-	874,423	-	78,892	(329,783)
Contract owners’ equity beginning of period	59,393	54,986	-	-	-	-	365,944	695,727

Contract owners’ equity end of period	$107,125	59,393	7,483	-	874,423	-	444,836	365,944

CHANGES IN UNITS:
Beginning units	6,995	3,802	-	-	-	-	48,218	57,762
Units purchased	5,319	4,382	666	-	74,070	-	20,004	29,971
Units redeemed	(2,288)	(1,189)	(93)	-	(6,984)	-	(22,626)	(39,515)

Ending units	10,026	6,995	573	-	67,086	-	45,596	48,218

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	NVRE1		AMTB		AVBVI		AVCA
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,845	649	24,269	21,204	-	723	126	-
Realized gain (loss) on investments	10,840	(2,820)	(39,641)	(4,138)	(49,174)	(5,647)	(3,992)	(276)
Change in unrealized gain (loss) on investments	135,674	(3,544)	58,175	(78,420)	64,955	(62,220)	8,237	(10,821)
Reinvested capital gains	3,028	-	-	-	-	15,632	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	157,387	(5,715)	42,803	(61,354)	15,781	(51,512)	4,371	(11,097)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	146,867	6,186	108,460	154,351	13,226	28,903	5,636	11,405
Transfers between funds	703,105	24,288	(168,032)	46,587	(63,905)	(3,542)	(184)	310
Surrenders (note 6)	(416)	-	(15,712)	(7,986)	(7,608)	(4,052)	-	-
Death benefits (note 4)	-	-	-	(59)	-	-	-	-
Net policy repayments (loans) (note 5)	(734)	-	(91)	(7,908)	37	(1,294)	(15)	(4,388)
Deductions for surrender charges (note 2d)	(1,546)	(22)	(2,918)	(6,188)	(112)	(1,491)	(204)	(159)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,372)	(1,564)	(51,676)	(68,623)	(6,948)	(12,101)	(3,993)	(4,788)
Asset charges (note 3):	(1,474)	(44)	(1,579)	(1,943)	(157)	(370)	(106)	(100)
Adjustments to maintain reserves	927	(40)	44	(110)	5	(20)	5	(21)

Net equity transactions	801,357	28,804	(131,504)	108,121	(65,462)	6,033	1,139	2,259

Net change in contract owners’ equity	958,744	23,089	(88,701)	46,767	(49,681)	(45,479)	5,510	(8,838)
Contract owners’ equity beginning of period	23,089	-	415,961	369,194	49,681	95,160	16,728	25,566

Contract owners’ equity end of period	$981,833	23,089	327,260	415,961	-	49,681	22,238	16,728

CHANGES IN UNITS:
Beginning units	4,089	-	43,351	33,310	8,367	7,730	2,205	1,938
Units purchased	137,077	4,414	12,480	20,972	2,251	3,171	752	1,145
Units redeemed	(8,273)	(325)	(25,735)	(10,931)	(10,618)	(2,534)	(536)	(878)

Ending units	132,893	4,089	30,096	43,351	-	8,367	2,421	2,205

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AVCDI		ALVSVA		ACVIP2		ACVI3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	-	563	-	3,218	2,405	239	47
Realized gain (loss) on investments	(39,970)	(5,260)	(1,778)	(178)	1,202	117	(1,642)	(1,361)
Change in unrealized gain (loss) on investments	66,851	(41,879)	20,477	(2,859)	11,433	(5,034)	4,073	(4,057)
Reinvested capital gains	-	10,443	2,198	-	-	-	-	552

Net increase (decrease) in contract owners’ equity resulting from operations	26,881	(36,696)	21,460	(3,037)	15,853	(2,512)	2,670	(4,819)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	46,037	33,715	47,643	6,352	110,721	27,527	5,990	13,366
Transfers between funds	36,502	31,552	27,577	16,400	39,368	65,087	(15,345)	1,295
Surrenders (note 6)	(8,193)	-	(35)	-	(12,965)	(9)	(1)	(1)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	(4,990)	-	-	-
Deductions for surrender charges (note 2d)	(995)	(26)	(58)	-	(2,375)	(815)	(29)	(155)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,514)	(10,209)	(8,026)	(601)	(29,382)	(10,248)	(3,516)	(5,411)
Asset charges (note 3):	(489)	(281)	(318)	(27)	(709)	(301)	(46)	(47)
Adjustments to maintain reserves	16	(52)	224	(168)	39	(108)	9	(25)

Net equity transactions	51,364	54,699	67,007	21,956	99,707	81,133	(12,938)	9,022

Net change in contract owners’ equity	78,245	18,003	88,467	18,919	115,560	78,621	(10,268)	4,203
Contract owners’ equity beginning of period	56,873	38,870	18,919	-	116,602	37,981	10,268	6,065

Contract owners’ equity end of period	$135,118	56,873	107,386	18,919	232,162	116,602	-	10,268

CHANGES IN UNITS:
Beginning units	7,496	2,714	3,021	-	10,488	3,362	1,080	352
Units purchased	10,744	6,569	10,323	3,147	16,469	8,145	638	1,150
Units redeemed	(5,731)	(1,787)	(1,341)	(126)	(8,010)	(1,019)	(1,718)	(422)

Ending units	12,509	7,496	12,003	3,021	18,947	10,488	-	1,080

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	ACVMV1		ACVU1		ACVV		ACVVS1
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$14,142	301	100	-	45,765	18,664	-	-
Realized gain (loss) on investments	(19,434)	(28,256)	(13,181)	(1,179)	(44,645)	(40,230)	(71,877)	(10,370)
Change in unrealized gain (loss) on investments	119,735	(64,577)	18,636	(27,053)	174,279	(322,940)	82,497	(94,645)
Reinvested capital gains	-	-	-	6,715	-	99,086	-	7,205

Net increase (decrease) in contract owners’ equity resulting from operations	114,443	(92,532)	5,555	(21,517)	175,399	(245,420)	10,620	(97,810)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	139,759	213,005	5,291	10,787	177,626	236,557	9,734	42,279
Transfers between funds	85,768	22,065	(38,030)	(109)	70,235	67,019	(119,998)	89,134
Surrenders (note 6)	(26,378)	(5,172)	-	(179)	(1,569)	(9,696)	-	(88)
Death benefits (note 4)	-	(11)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(465)	(1,521)	18	(4,553)	(810)	(3,724)	21	(627)
Deductions for surrender charges (note 2d)	(5,817)	(3,024)	(27)	(212)	(5,413)	(4,008)	-	(536)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(58,506)	(51,021)	(3,810)	(6,392)	(87,481)	(73,127)	(12,165)	(21,867)
Asset charges (note 3):	(1,581)	(1,486)	(98)	(194)	(3,215)	(2,865)	(327)	(749)
Adjustments to maintain reserves	452	(103)	3	(27)	21	(30)	24	(67)

Net equity transactions	133,232	172,732	(36,653)	(879)	149,394	210,126	(122,711)	107,479

Net change in contract owners’ equity	247,675	80,200	(31,098)	(22,396)	324,793	(35,294)	(112,091)	9,669
Contract owners’ equity beginning of period	298,427	218,227	31,098	53,494	750,615	785,909	112,091	102,422

Contract owners’ equity end of period	$546,102	298,427	-	31,098	1,075,408	750,615	-	112,091

CHANGES IN UNITS:
Beginning units	29,645	16,400	4,365	4,394	85,421	65,490	12,491	5,864
Units purchased	22,577	24,387	770	1,143	28,841	29,279	1,099	8,298
Units redeemed	(10,475)	(11,142)	(5,135)	(1,172)	(12,160)	(9,348)	(13,590)	(1,671)

Ending units	41,747	29,645	-	4,365	102,102	85,421	-	12,491

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	DVSCS		DSIF		DCAP		FVMOS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$6,712	1,957	28,894	28,941	515	909	686	420
Realized gain (loss) on investments	(46,299)	(7,298)	(102,187)	(4,699)	(12,520)	(3,588)	(30)	(89)
Change in unrealized gain (loss) on investments	87,210	(125,391)	341,389	(579,806)	16,201	(18,593)	(688)	(1,717)
Reinvested capital gains	45,501	33,860	75,426	-	1,504	3,385	696	-

Net increase (decrease) in contract owners’ equity resulting from operations	93,124	(96,872)	343,522	(555,564)	5,700	(17,887)	664	(1,386)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,685	140,044	426,938	319,044	16,931	12,437	2,513	28,162
Transfers between funds	67,025	16,928	221,630	462,879	8,414	(18,614)	(32)	588
Surrenders (note 6)	(2,453)	(6,780)	(25,627)	(16)	(16,475)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(941)	(1)	1,558	(5,588)	-	-	-	-
Deductions for surrender charges (note 2d)	(2,739)	(3,104)	(9,621)	(5,212)	(395)	-	(30)	(337)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(53,589)	(47,122)	(177,153)	(146,290)	(8,435)	(5,311)	(4,928)	(4,373)
Asset charges (note 3):	(1,260)	(1,101)	(5,625)	(4,960)	(126)	(221)	(149)	(120)
Adjustments to maintain reserves	44	2	31	(37)	23	(48)	9	(12)

Net equity transactions	211,772	98,866	432,131	619,820	(63)	(11,757)	(2,617)	23,908

Net change in contract owners’ equity	304,896	1,994	775,653	64,256	5,637	(29,644)	(1,953)	22,522
Contract owners’ equity beginning of period	244,886	242,892	1,102,552	1,038,296	35,957	65,601	48,083	25,561

Contract owners’ equity end of period	$549,782	244,886	1,878,205	1,102,552	41,594	35,957	46,130	48,083

CHANGES IN UNITS:
Beginning units	28,168	19,302	136,077	80,552	3,901	5,014	4,736	2,496
Units purchased	29,272	14,561	74,905	71,151	2,562	1,433	239	2,715
Units redeemed	(6,860)	(5,695)	(27,494)	(15,626)	(2,781)	(2,546)	(489)	(475)

Ending units	50,580	28,168	183,488	136,077	3,682	3,901	4,486	4,736

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FQB		FCS		FNRS2		FEIS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$2,782	1,670	29,464	24,018	2,710	-	15,511	12,647
Realized gain (loss) on investments	(828)	(494)	(161,550)	(88,051)	(57,007)	2,552	(98,327)	(19,569)
Change in unrealized gain (loss) on investments	6,417	(4,258)	821,557	(1,308,147)	367,071	(420,952)	246,917	(212,643)
Reinvested capital gains	-	-	637	64,210	-	22,506	-	361

Net increase (decrease) in contract owners’ equity resulting from operations	8,371	(3,082)	690,108	(1,307,970)	312,774	(395,894)	164,101	(219,204)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	13,845	19,909	485,100	674,391	447,173	266,146	205,804	160,956
Transfers between funds	41,679	5,614	(43,565)	81,606	356,878	229,777	218,574	108,030
Surrenders (note 6)	(800)	-	(36,574)	(9,608)	(5,617)	(40)	(7,572)	(2,730)
Death benefits (note 4)	-	-	(18,509)	-	(5,461)	-	-	-
Net policy repayments (loans) (note 5)	(4)	(1)	(17,626)	(1,391)	(654)	(478)	(12,720)	(652)
Deductions for surrender charges (note 2d)	(1,402)	(302)	(18,061)	(3,431)	(3,504)	(2,112)	(8,288)	(1,006)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,993)	(10,836)	(251,527)	(253,389)	(127,094)	(47,382)	(99,484)	(71,263)
Asset charges (note 3):	(287)	(219)	(8,735)	(9,462)	(3,292)	(2,203)	(2,681)	(2,050)
Adjustments to maintain reserves	16	(28)	36	(64)	1,778	(140)	458	(69)

Net equity transactions	42,054	14,137	90,539	478,652	660,207	443,568	294,091	191,216

Net change in contract owners’ equity	50,425	11,055	780,647	(829,318)	972,981	47,674	458,192	(27,988)
Contract owners’ equity beginning of period	38,983	27,928	1,865,261	2,694,579	433,974	386,300	378,026	406,014

Contract owners’ equity end of period	$89,408	38,983	2,645,908	1,865,261	1,406,955	433,974	836,218	378,026

CHANGES IN UNITS:
Beginning units	3,785	2,514	209,580	173,746	41,466	16,830	50,518	31,088
Units purchased	4,637	2,427	51,822	68,578	64,165	29,346	55,189	28,178
Units redeemed	(1,214)	(1,156)	(42,264)	(32,744)	(14,535)	(4,710)	(19,767)	(8,748)

Ending units	7,208	3,785	219,138	209,580	91,096	41,466	85,940	50,518

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FF10S		FF20S		FF30S		FGS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,426	841	13,302	7,554	13,733	9,306	3,421	9,951
Realized gain (loss) on investments	(1,179)	(22)	(23,712)	(42,512)	(82,065)	(2,712)	(50,678)	16,690
Change in unrealized gain (loss) on investments	6,150	(9,307)	91,205	(97,491)	210,033	(181,873)	297,816	(775,286)
Reinvested capital gains	223	1,193	4,126	12,372	5,224	26,121	882	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,620	(7,295)	84,921	(120,077)	146,925	(149,158)	251,441	(748,645)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	10,886	6,509	193,959	160,952	334,432	183,534	196,684	253,595
Transfers between funds	3,965	64	38,898	74,206	109,211	77,497	27,870	72,218
Surrenders (note 6)	(1)	-	(13,789)	(3,268)	(3,863)	(2)	(27,262)	(6,309)
Death benefits (note 4)	-	-	-	-	-	(7,887)	(57,278)	-
Net policy repayments (loans) (note 5)	-	-	-	-	(22,052)	532	2,845	(119)
Deductions for surrender charges (note 2d)	-	-	(1,921)	-	(20,325)	(2,837)	(3,201)	(1,228)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,905)	(2,881)	(72,871)	(46,451)	(126,061)	(87,692)	(100,851)	(97,304)
Asset charges (note 3):	(133)	(111)	(1,791)	(1,188)	(2,804)	(1,711)	(3,846)	(4,642)
Adjustments to maintain reserves	19	(35)	35	(80)	43	(75)	35	(106)

Net equity transactions	8,831	3,546	142,520	184,171	268,581	161,359	34,996	216,105

Net change in contract owners’ equity	15,451	(3,749)	227,441	64,094	415,506	12,201	286,437	(532,540)
Contract owners’ equity beginning of period	24,761	28,510	232,769	168,675	318,522	306,321	884,910	1,417,450

Contract owners’ equity end of period	$40,212	24,761	460,210	232,769	734,028	318,522	1,171,347	884,910

CHANGES IN UNITS:
Beginning units	2,564	2,212	25,258	12,316	36,079	21,486	114,992	97,194
Units purchased	1,371	621	23,608	28,731	52,182	23,747	30,531	28,954
Units redeemed	(581)	(269)	(10,087)	(15,789)	(24,988)	(9,154)	(26,743)	(11,156)

Ending units	3,354	2,564	38,779	25,258	63,273	36,079	118,780	114,992

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FIGBS		FMCS		FOSR		FVSS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$108,636	33,396	9,765	4,239	27,217	40,854	190	268
Realized gain (loss) on investments	(5,985)	(8,390)	(46,924)	(34,869)	(58,878)	(17,890)	(3,876)	(2,307)
Change in unrealized gain (loss) on investments	65,966	(63,741)	527,081	(646,877)	329,581	(955,031)	20,162	(24,694)
Reinvested capital gains	5,597	660	8,887	156,793	3,949	152,899	-	5,899

Net increase (decrease) in contract owners’ equity resulting from operations	174,214	(38,075)	498,809	(520,714)	301,869	(779,168)	16,476	(20,834)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	431,466	406,975	624,366	416,429	242,420	314,980	11,322	13,408
Transfers between funds	294,059	68,919	155,013	129,684	65,796	137,212	288	2,318
Surrenders (note 6)	(29,486)	(15,866)	(18,341)	(1,411)	(31,375)	(4,418)	(127)	-
Death benefits (note 4)	-	(55)	(6,334)	-	(12,015)	-	-	-
Net policy repayments (loans) (note 5)	(19,258)	(7,614)	(1,087)	(912)	812	(136)	-	-
Deductions for surrender charges (note 2d)	(11,551)	(10,817)	(7,493)	(2,396)	(8,158)	(2,349)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(170,921)	(140,880)	(195,606)	(131,576)	(133,964)	(121,788)	(5,119)	(4,682)
Asset charges (note 3):	(5,447)	(4,209)	(5,708)	(4,290)	(4,947)	(5,279)	(152)	(135)
Adjustments to maintain reserves	90	(119)	477	(150)	58	(85)	2	(2)

Net equity transactions	488,952	296,334	545,287	405,378	118,627	318,137	6,214	10,907

Net change in contract owners’ equity	663,166	258,259	1,044,096	(115,336)	420,496	(461,031)	22,690	(9,927)
Contract owners’ equity beginning of period	1,060,542	802,283	967,271	1,082,607	1,082,056	1,543,087	24,107	34,034

Contract owners’ equity end of period	$1,723,708	1,060,542	2,011,367	967,271	1,502,552	1,082,056	46,797	24,107

CHANGES IN UNITS:
Beginning units	99,043	72,418	101,995	69,056	111,554	89,282	3,737	2,576
Units purchased	60,842	54,168	74,585	50,759	30,725	34,376	1,562	1,665
Units redeemed	(20,721)	(27,543)	(25,102)	(17,820)	(19,816)	(12,104)	(690)	(504)

Ending units	139,164	99,043	151,478	101,995	122,463	111,554	4,609	3,737

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	FTVIS2		FTVRDI		FTVSVI		FTVDM3
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$13,927	4,743	621	1,088	12,994	9,274	16,916	10,962
Realized gain (loss) on investments	(29,741)	(5,608)	(4,281)	(1,563)	(41,771)	(27,187)	(28,672)	392
Change in unrealized gain (loss) on investments	74,094	(34,102)	9,346	(15,185)	308,372	(271,756)	261,969	(364,615)
Reinvested capital gains	-	1,986	-	403	30,174	50,168	1,586	79,528

Net increase (decrease) in contract owners’ equity resulting from operations	58,280	(32,981)	5,686	(15,257)	309,769	(239,501)	251,799	(273,733)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	90,538	31,042	7,608	14,079	401,021	217,212	146,425	156,896
Transfers between funds	33,866	105,916	(110)	(1,526)	329,236	(9,318)	57,100	46,208
Surrenders (note 6)	(934)	-	(4,623)	(4,880)	(10,275)	(1,030)	(4,468)	(450)
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(2,029)	-	(862)	-	(6,156)	-	(4,967)	(4,305)
Deductions for surrender charges (note 2d)	(96)	(82)	(2,483)	(2,002)	(6,835)	(1,348)	(4,938)	(1,230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(26,587)	(11,698)	(4,192)	(6,659)	(101,103)	(59,097)	(57,839)	(55,220)
Asset charges (note 3):	(674)	(425)	(185)	(255)	(3,378)	(2,157)	(2,020)	(1,730)
Adjustments to maintain reserves	51	(74)	8	(25)	49	(71)	23	(69)

Net equity transactions	94,135	124,679	(4,839)	(1,268)	602,559	144,191	129,316	140,100

Net change in contract owners’ equity	152,415	91,698	847	(16,525)	912,328	(95,310)	381,115	(133,633)
Contract owners’ equity beginning of period	156,008	64,310	38,541	55,066	548,614	643,924	302,289	435,922

Contract owners’ equity end of period	$308,423	156,008	39,388	38,541	1,460,942	548,614	683,404	302,289

CHANGES IN UNITS:
Beginning units	19,057	5,526	4,380	4,572	63,876	50,330	30,241	20,640
Units purchased	18,241	15,082	876	1,315	81,901	25,611	15,220	14,728
Units redeemed	(9,513)	(1,551)	(1,452)	(1,507)	(14,471)	(12,065)	(5,858)	(5,127)

Ending units	27,785	19,057	3,804	4,380	131,306	63,876	39,603	30,241

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TIF3		FTVGI3		FTVFA2		MFBIE
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$26,836	18,113	57,450	4,422	5,358	1,932	2,402	1,724
Realized gain (loss) on investments	(431,302)	(6,411)	4,289	2,228	(16,809)	(644)	(8,961)	(6,016)
Change in unrealized gain (loss) on investments	508,102	(462,183)	4,381	2,434	70,310	(26,293)	22,407	(18,244)
Reinvested capital gains	32,439	69,923	-	-	-	1,917	-	4,150

Net increase (decrease) in contract owners’ equity resulting from operations	136,075	(380,558)	66,120	9,084	58,859	(23,088)	15,848	(18,386)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	184,872	412,791	133,554	62,213	147,134	998	25,373	1,901
Transfers between funds	(486,012)	224,000	14,554	115,546	(9,579)	92,292	39,755	19,267
Surrenders (note 6)	(7,010)	(5,287)	(8,136)	(6)	-	-	-	-
Death benefits (note 4)	-	(25)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(198)	(10,276)	(6,274)	(7,069)	-	-	1,769	1,837
Deductions for surrender charges (note 2d)	(3,629)	(8,093)	(3,136)	(122)	(57)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(99,784)	(139,260)	(51,063)	(20,415)	(23,121)	(2,905)	(8,246)	(1,385)
Asset charges (note 3):	(2,643)	(3,420)	(1,454)	(678)	(837)	(184)	(209)	(138)
Adjustments to maintain reserves	51	(122)	169	(189)	13	(25)	10	(20)

Net equity transactions	(414,353)	470,308	78,214	149,280	113,553	90,176	58,452	21,462

Net change in contract owners’ equity	(278,278)	89,750	144,334	158,364	172,412	67,088	74,300	3,076
Contract owners’ equity beginning of period	695,303	605,553	242,030	83,666	67,088	-	37,592	34,516

Contract owners’ equity end of period	$417,025	695,303	386,364	242,030	239,500	67,088	111,892	37,592

CHANGES IN UNITS:
Beginning units	73,691	38,256	18,407	6,758	10,079	-	6,018	3,324
Units purchased	20,286	48,628	14,966	13,901	25,518	10,514	9,544	2,937
Units redeemed	(61,762)	(13,193)	(8,615)	(2,252)	(7,972)	(435)	(1,264)	(243)

Ending units	32,215	73,691	24,758	18,407	27,625	10,079	14,298	6,018

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	MFBOV		MFFCA		MFTCG		AMINS
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$549	30	40	-	313	8	-	20
Realized gain (loss) on investments	(5,367)	(1,018)	(4,879)	(1,308)	(5,884)	(3,979)	(86,887)	(120,835)
Change in unrealized gain (loss) on investments	25,530	(26,834)	34,387	(27,127)	24,781	(20,100)	132,722	(79,827)
Reinvested capital gains	-	2,091	-	1,955	-	1,055	-	64

Net increase (decrease) in contract owners’ equity resulting from operations	20,712	(25,731)	29,548	(26,480)	19,210	(23,016)	45,835	(200,578)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,516	(47)	20,356	1,300	19,446	665	42,710	284,497
Transfers between funds	43,574	12,417	18,033	16,367	30,310	21,461	(268,173)	(475,793)
Surrenders (note 6)	-	-	-	-	-	-	(6,821)	(6,722)
Death benefits (note 4)	-	-	-	-	-	-	-	(31)
Net policy repayments (loans) (note 5)	4,196	4,277	2,434	2,456	2,485	2,496	(19)	(7,939)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,545)	(7,558)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(7,569)	(1,521)	(5,118)	(1,272)	(6,335)	(1,090)	(19,040)	(91,729)
Asset charges (note 3):	(295)	(214)	(228)	(188)	(174)	(120)	(634)	(2,434)
Adjustments to maintain reserves	3	(16)	6	(22)	13	(31)	19	(675)

Net equity transactions	57,425	14,896	35,483	18,641	45,745	23,381	(253,503)	(308,384)

Net change in contract owners’ equity	78,137	(10,835)	65,031	(7,839)	64,955	365	(207,668)	(508,962)
Contract owners’ equity beginning of period	50,103	60,938	48,374	56,213	35,199	34,834	207,668	716,630

Contract owners’ equity end of period	$128,240	50,103	113,405	48,374	100,154	35,199	-	207,668

CHANGES IN UNITS:
Beginning units	7,871	6,272	8,429	5,678	6,432	3,248	25,895	47,864
Units purchased	9,569	1,925	5,706	3,005	7,965	3,408	5,384	27,270
Units redeemed	(1,269)	(326)	(838)	(254)	(1,078)	(224)	(31,279)	(49,239)

Ending units	16,171	7,871	13,297	8,429	13,319	6,432	-	25,895

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	AMRS		AMFAS		AMSRS		OVGR
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	2,602	-	-	12,127	13,218	665	280
Realized gain (loss) on investments	(80,057)	(1,609)	(4,026)	(640)	(22,801)	(63,338)	(18,850)	(5,868)
Change in unrealized gain (loss) on investments	137,015	(139,197)	7,289	(11,333)	161,816	(309,769)	102,498	(118,678)
Reinvested capital gains	-	566	-	854	-	45,193	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	56,958	(137,638)	3,263	(11,119)	151,142	(314,696)	84,313	(124,266)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	23,821	70,171	3,198	5,448	107,400	426,723	91,073	131,780
Transfers between funds	(259,522)	25,893	-	(3)	12,515	(660,718)	1,263	(20,411)
Surrenders (note 6)	(877)	(1,052)	(1,662)	(1)	(453)	(11,433)	(8,178)	(258)
Death benefits (note 4)	-	-	-	-	-	(53)	-	-
Net policy repayments (loans) (note 5)	-	-	(389)	-	-	(5,914)	(2,930)	(4)
Deductions for surrender charges (note 2d)	(971)	(605)	(662)	(86)	(3,660)	(11,507)	(7,282)	(6,627)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,314)	(15,489)	(2,685)	(3,857)	(45,110)	(131,594)	(46,139)	(52,781)
Asset charges (note 3):	(455)	(821)	(85)	(128)	(2,332)	(4,262)	(1,176)	(1,081)
Adjustments to maintain reserves	4	(32)	8	(15)	9	(111)	44	(75)

Net equity transactions	(247,314)	78,065	(2,277)	1,358	68,369	(398,869)	26,675	50,543

Net change in contract owners’ equity	(190,356)	(59,573)	986	(9,761)	219,511	(713,565)	110,988	(73,723)
Contract owners’ equity beginning of period	190,356	249,929	17,312	27,073	444,659	1,158,224	172,160	245,883

Contract owners’ equity end of period	$-	190,356	18,298	17,312	664,170	444,659	283,148	172,160

CHANGES IN UNITS:
Beginning units	26,414	18,746	2,561	2,424	54,272	85,608	23,978	18,658
Units purchased	3,274	9,596	464	576	13,244	43,963	11,814	16,158
Units redeemed	(29,688)	(1,928)	(820)	(439)	(5,836)	(75,299)	(8,504)	(10,838)

Ending units	-	26,414	2,205	2,561	61,680	54,272	27,288	23,978

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVGS3		OVHI3		OVHI		OVGI
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$7,812	4,713	-	1,127	-	707	11,455	9,892
Realized gain (loss) on investments	(31,541)	(16,656)	(22,409)	(3,056)	(8,744)	(782)	(125,749)	(17,224)
Change in unrealized gain (loss) on investments	158,962	(190,628)	53,782	(30,510)	9,241	(8,235)	302,644	(396,201)
Reinvested capital gains	7,464	20,747	-	-	-	-	-	42,980

Net increase (decrease) in contract owners’ equity resulting from operations	142,697	(181,824)	31,373	(32,439)	497	(8,310)	188,350	(360,553)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	203,658	175,656	77,819	24,782	(48)	1	259,490	388,885
Transfers between funds	50,203	23,389	8,641	14,205	(2)	(18)	(26,754)	72,476
Surrenders (note 6)	(4,660)	(3,445)	(74)	-	(2)	-	(10,269)	(7,532)
Death benefits (note 4)	-	-	-	-	-	-	-	(47)
Net policy repayments (loans) (note 5)	(3,939)	(15)	-	-	-	-	(11,585)	(8,103)
Deductions for surrender charges (note 2d)	(4,581)	(1,968)	(119)	(1,580)	(6)	(51)	(7,684)	(10,646)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(73,917)	(56,037)	(10,146)	(9,861)	(420)	(1,878)	(130,979)	(152,980)
Asset charges (note 3):	(1,854)	(1,607)	(144)	(112)	(11)	(50)	(3,346)	(3,636)
Adjustments to maintain reserves	783	(83)	11	13	2	(28)	37	(126)

Net equity transactions	165,693	135,890	75,988	27,447	(487)	(2,024)	68,910	278,291

Net change in contract owners’ equity	308,390	(45,934)	107,361	(4,992)	10	(10,334)	257,260	(82,262)
Contract owners’ equity beginning of period	304,751	350,685	13,499	18,491	2,092	12,426	658,467	740,729

Contract owners’ equity end of period	$613,141	304,751	120,860	13,499	2,102	2,092	915,727	658,467

CHANGES IN UNITS:
Beginning units	33,763	23,236	6,619	1,914	873	1,106	82,941	57,410
Units purchased	24,755	17,630	46,117	6,314	-	-	31,486	44,324
Units redeemed	(9,892)	(7,103)	(5,981)	(1,609)	(173)	(233)	(24,514)	(18,793)

Ending units	48,626	33,763	46,755	6,619	700	873	89,913	82,941

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	OVSC		PMVFBA		PMVLDA		TRBCG2
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,896	2,613	224	-	3,240	-	-	838
Realized gain (loss) on investments	(243,493)	(27,845)	1,223	-	202	-	(218,570)	(2,129)
Change in unrealized gain (loss) on investments	398,809	(246,271)	(2,781)	-	(4,424)	-	366,392	(313,333)
Reinvested capital gains	-	29,016	798	-	12,825	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	161,212	(242,487)	(536)	-	11,843	-	147,822	(314,624)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	205,899	310,263	31,762	-	52,271	-	154,468	337,926
Transfers between funds	(179,511)	103,146	42,050	-	244,796	-	(380,311)	314,120
Surrenders (note 6)	(5,064)	(4,558)	-	-	(199)	-	(22,543)	(7,483)
Death benefits (note 4)	-	(21)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(13,372)	(3,091)	-	-	130	-	(2,906)	(7,299)
Deductions for surrender charges (note 2d)	(4,164)	(7,423)	-	-	(1,222)	-	(7,519)	(8,700)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,810)	(104,980)	(2,731)	-	(19,065)	-	(86,899)	(110,118)
Asset charges (note 3):	(2,746)	(2,706)	(96)	-	(523)	-	(2,252)	(2,719)
Adjustments to maintain reserves	49	(126)	(7)	-	(42)	-	44	(89)

Net equity transactions	(86,719)	290,504	70,978	-	276,146	-	(347,918)	515,638

Net change in contract owners’ equity	74,493	48,017	70,442	-	287,989	-	(200,096)	201,014
Contract owners’ equity beginning of period	468,796	420,779	-	-	-	-	585,859	384,845

Contract owners’ equity end of period	$543,289	468,796	70,442	-	287,989	-	385,763	585,859

CHANGES IN UNITS:
Beginning units	58,050	32,394	-	-	-	-	73,411	27,656
Units purchased	31,452	37,289	6,672	-	28,035	-	18,307	58,434
Units redeemed	(40,467)	(11,633)	(248)	-	(1,963)	-	(57,627)	(12,679)

Ending units	49,035	58,050	6,424	-	26,072	-	34,091	73,411

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	TREI2		TRLT2		WRASP		WRBP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$5,401	5,267	1,362	1,585	442	266	73	-
Realized gain (loss) on investments	(54,017)	(7,613)	948	(3)	(3,175)	(260)	111	-
Change in unrealized gain (loss) on investments	131,463	(100,004)	1,630	(1,672)	50,251	(5,498)	1,553	-
Reinvested capital gains	-	5,806	-	-	11,943	4,364	21	-

Net increase (decrease) in contract owners’ equity resulting from operations	82,847	(96,544)	3,940	(90)	59,461	(1,128)	1,758	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	62,977	102,673	3,643	55,833	483,700	49,301	18,766	-
Transfers between funds	22,960	110,488	(62,950)	2,692	372,931	2,728	6,827	28
Surrenders (note 6)	(7,134)	-	-	(1,864)	(10)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(846)	1,227	-	-	(2,892)	-	-	-
Deductions for surrender charges (note 2d)	(3,280)	(183)	(33)	(29)	3	-	1	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(42,230)	(32,720)	(3,262)	(2,791)	(64,545)	(2,065)	(2,897)	-
Asset charges (note 3):	(1,438)	(1,160)	(115)	(108)	(335)	-	-	-
Adjustments to maintain reserves	50	(67)	28	(60)	(27)	(3)	3	(3)

Net equity transactions	31,059	180,258	(62,689)	53,673	788,825	49,961	22,700	25

Net change in contract owners’ equity	113,906	83,714	(58,749)	53,583	848,286	48,833	24,458	25
Contract owners’ equity beginning of period	269,107	185,393	58,749	5,166	48,833	-	25	-

Contract owners’ equity end of period	$383,013	269,107	-	58,749	897,119	48,833	24,483	25

CHANGES IN UNITS:
Beginning units	32,472	14,258	5,231	466	6,405	-	3	-
Units purchased	15,248	21,505	312	5,238	96,196	6,682	2,899	3
Units redeemed	(10,821)	(3,291)	(5,543)	(473)	(8,502)	(277)	(333)	-

Ending units	36,899	32,472	-	5,231	94,099	6,405	2,569	3

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRBDP		WRCEP		WRDIV		WRENG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$1,004	19	206	26	289	13	-	1
Realized gain (loss) on investments	186	(8)	(85)	(14)	(530)	(15)	595	(13)
Change in unrealized gain (loss) on investments	1,887	481	8,517	(1,306)	12,552	(977)	4,275	(17)
Reinvested capital gains	-	-	-	390	-	23	-	1

Net increase (decrease) in contract owners’ equity resulting from operations	3,077	492	8,638	(904)	12,311	(956)	4,870	(28)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	67,052	20,788	38,594	11,656	59,531	12,826	20,983	83
Transfers between funds	36,164	167	23,398	135	33,130	11	15,992	434
Surrenders (note 6)	-	-	(4)	-	(7)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,019)	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(10,527)	(1,043)	(10,699)	(225)	(10,593)	(296)	(5,376)	(63)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	4	(2)	7	(6)	9	(6)	(1)	(3)

Net equity transactions	92,693	19,910	50,277	11,560	82,070	12,535	31,598	451

Net change in contract owners’ equity	95,770	20,402	58,915	10,656	94,381	11,579	36,468	423
Contract owners’ equity beginning of period	20,402	-	10,656	-	11,579	-	423	-

Contract owners’ equity end of period	$116,172	20,402	69,571	10,656	105,960	11,579	36,891	423

CHANGES IN UNITS:
Beginning units	2,000	-	1,458	-	1,581	-	77	-
Units purchased	9,628	2,105	7,641	1,489	12,053	1,623	5,497	88
Units redeemed	(1,001)	(105)	(1,424)	(31)	(1,361)	(42)	(794)	(11)

Ending units	10,627	2,000	7,675	1,458	12,273	1,581	4,780	77

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRGNR		WRGP		WRHIP		WRIP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$-	516	81	-	2,158	127	282	50
Realized gain (loss) on investments	(110)	(204)	(992)	(137)	559	(60)	(685)	(117)
Change in unrealized gain (loss) on investments	32,922	(6,619)	9,156	(2,078)	11,333	(547)	9,718	(1,601)
Reinvested capital gains	-	2,095	600	131	-	-	-	421

Net increase (decrease) in contract owners’ equity resulting from operations	32,812	(4,212)	8,845	(2,084)	14,050	(480)	9,315	(1,247)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	69,195	22,974	43,933	12,223	52,556	16,254	49,556	15,905
Transfers between funds	44,608	65	12,317	102	30,243	883	16,501	9
Surrenders (note 6)	(5)	-	-	-	(4)	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,594)	-	-	-	(1,966)	-	-	-
Deductions for surrender charges (note 2d)	-	-	(124)	-	-	-	(87)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(13,660)	(419)	(7,855)	(809)	(9,557)	(551)	(9,047)	(527)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	3	(5)	(1)	-	8	(3)	4	(5)

Net equity transactions	98,547	22,615	48,270	11,516	71,280	16,583	56,927	15,382

Net change in contract owners’ equity	131,359	18,403	57,115	9,432	85,330	16,103	66,242	14,135
Contract owners’ equity beginning of period	18,403	-	9,432	-	16,103	-	14,135	-

Contract owners’ equity end of period	$149,762	18,403	66,547	9,432	101,433	16,103	80,377	14,135

CHANGES IN UNITS:
Beginning units	4,390	-	1,331	-	2,010	-	2,086	-
Units purchased	18,610	4,487	7,077	1,442	7,730	2,080	8,475	2,165
Units redeemed	(2,426)	(97)	(1,018)	(111)	(1,093)	(70)	(1,213)	(79)

Ending units	20,574	4,390	7,390	1,331	8,647	2,010	9,348	2,086

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRI2P		WRMIC		WRMCG		WRMMP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$678	36	-	-	-	-	873	53
Realized gain (loss) on investments	(922)	(181)	563	-	942	(22)	-	-
Change in unrealized gain (loss) on investments	9,115	(1,001)	4,013	1	4,623	5	-	-
Reinvested capital gains	1,091	145	-	-	-	16	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	9,962	(1,001)	4,576	1	5,565	(1)	873	53

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	33,512	6,502	14,962	16	33,829	809	961,303	118,707
Transfers between funds	17,348	26	15,656	5	6,497	9	(807,901)	(23,030)
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(48)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,635)	(417)	(3,968)	(2)	(4,264)	(49)	(42,856)	(4,257)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	7	(3)	4	(2)	8	(7)	97	(7)

Net equity transactions	44,232	6,108	26,606	17	36,070	762	110,643	91,413

Net change in contract owners’ equity	54,194	5,107	31,182	18	41,635	761	111,516	91,466
Contract owners’ equity beginning of period	5,107	-	18	-	761	-	91,466	-

Contract owners’ equity end of period	$59,301	5,107	31,200	18	42,396	761	202,982	91,466

CHANGES IN UNITS:
Beginning units	733	-	3	-	104	-	9,084	-
Units purchased	6,305	793	4,124	4	4,296	112	94,868	11,799
Units redeemed	(824)	(60)	(539)	(1)	(448)	(8)	(83,996)	(2,715)

Ending units	6,214	733	3,588	3	3,952	104	19,956	9,084

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRMSP		WRPAP		WRPCP		WRPMP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$12	-	125	-	1	-	505	-
Realized gain (loss) on investments	2	-	1,186	-	60	-	1,013	(61)
Change in unrealized gain (loss) on investments	15	-	12,843	-	481	-	50,363	1,363
Reinvested capital gains	-	-	286	-	2	-	933	-

Net increase (decrease) in contract owners’ equity resulting from operations	29	-	14,440	-	544	-	52,814	1,302

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,537	-	85,958	-	6,473	-	277,535	29,716
Transfers between funds	3,135	-	16,238	-	618	-	103,152	11,350
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	(167)	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(318)	-	(14,711)	-	(1,389)	-	(41,080)	(2,093)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	2	-	(6)	-	(3)	-	(21,772)	(16)

Net equity transactions	4,356	-	87,312	-	5,699	-	317,835	38,957

Net change in contract owners’ equity	4,385	-	101,752	-	6,243	-	370,649	40,259
Contract owners’ equity beginning of period	-	-	-	-	-	-	40,259	-

Contract owners’ equity end of period	$4,385	-	101,752	-	6,243	-	410,908	40,259

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	4,780	-
Units purchased	465	-	12,212	-	761	-	43,257	5,038
Units redeemed	(32)	-	(1,691)	-	(146)	-	(6,675)	(258)

Ending units	433	-	10,521	-	615	-	41,362	4,780

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRPMAP		WRPMCP		WRRESP		WRSTP
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$368	-	-	-	226	24	-	-
Realized gain (loss) on investments	2,445	(26)	158	-	485	(9)	1,138	(109)
Change in unrealized gain (loss) on investments	42,517	2,430	725	-	3,256	226	16,831	(460)
Reinvested capital gains	660	-	-	-	-	68	1,068	67

Net increase (decrease) in contract owners’ equity resulting from operations	45,990	2,404	883	-	3,967	309	19,037	(502)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	229,122	71,210	11,216	-	13,080	2,143	68,436	2,307
Transfers between funds	193,802	6,577	512	-	5,386	426	56,139	61
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,545)	-
Deductions for surrender charges (note 2d)	(122)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(50,545)	(2,710)	(2,760)	-	(2,976)	(191)	(12,783)	(153)
Asset charges (note 3):	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	12	41	(3)	-	2	(2)	5	(3)

Net equity transactions	372,269	75,118	8,965	-	15,492	2,376	110,252	2,212

Net change in contract owners’ equity	418,259	77,522	9,848	-	19,459	2,685	129,289	1,710
Contract owners’ equity beginning of period	77,522	-	-	-	2,685	-	1,710	-

Contract owners’ equity end of period	$495,781	77,522	9,848	-	22,144	2,685	130,999	1,710

CHANGES IN UNITS:
Beginning units	9,522	-	-	-	412	-	231	-
Units purchased	46,731	9,866	1,299	-	2,824	444	13,604	253
Units redeemed	(5,802)	(344)	(317)	-	(487)	(32)	(1,534)	(22)

Ending units	50,451	9,522	982	-	2,749	412	12,301	231

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	WRSCP		WRSCV		WRVP		WFVSCG
	2009	2008	2009	2008	2009	2008	2009	2008
Investment activity:
Net investment income (loss)	$34	-	-	3	247	7	-	-
Realized gain (loss) on investments	968	(43)	1,061	-	47	-	4,330	-
Change in unrealized gain (loss) on investments	6,470	(500)	8,449	27	4,955	66	1,466	-
Reinvested capital gains	-	34	-	27	-	21	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,472	(509)	9,510	57	5,249	94	5,796	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	36,433	2,318	29,379	1,153	11,028	2,067	11,846	-
Transfers between funds	19,942	6	21,592	6	12,407	-	5,087	-
Surrenders (note 6)	(1)	-	-	-	-	-	-	-
Death benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(984)	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(4)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(6,125)	(159)	(4,494)	(67)	(2,155)	(126)	(2,256)	-
Asset charges (note 3):	-	-	-	-	-	-	(56)	-
Adjustments to maintain reserves	2	(6)	(3)	(1)	(3)	(2)	23	-

Net equity transactions	49,267	2,159	46,474	1,091	21,277	1,939	14,640	-

Net change in contract owners’ equity	56,739	1,650	55,984	1,148	26,526	2,033	20,436	-
Contract owners’ equity beginning of period	1,650	-	1,148	-	2,033	-	-	-

Contract owners’ equity end of period	$58,389	1,650	57,132	1,148	28,559	2,033	20,436	-

CHANGES IN UNITS:
Beginning units	231	-	144	-	261	-	-	-
Units purchased	6,663	254	5,906	153	2,892	278	1,596	-
Units redeemed	(826)	(23)	(499)	(9)	(258)	(17)	(48)	-

Ending units	6,068	231	5,551	144	2,895	261	1,548	-

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2009 and 2008

	SGRF
	2009	2008
Investment activity:
Net investment income (loss)	$-	-
Realized gain (loss) on investments	(347,847)	(15,222)
Change in unrealized gain (loss) on investments	364,727	(442,446)
Reinvested capital gains	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	16,880	(457,668)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	30,836	218,306
Transfers between funds	(512,969)	(263,769)
Surrenders (note 6)	(32,068)	(5,267)
Death benefits (note 4)	-	(20)
Net policy repayments (loans) (note 5)	(2)	(2,386)
Deductions for surrender charges (note 2d)	(176)	(4,950)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(19,482)	(95,000)
Asset charges (note 3):	(640)	(3,548)
Adjustments to maintain reserves	26	(124)

Net equity transactions	(534,475)	(156,758)

Net change in contract owners’ equity	(517,595)	(614,426)
Contract owners’ equity beginning of period	517,595	1,132,021

Contract owners’ equity end of period	$-	517,595

CHANGES IN UNITS:
Beginning units	71,365	84,110
Units purchased	4,442	28,674
Units redeemed	(75,807)	(41,419)

Ending units	-	71,365

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-G

NOTES TO FINANCIAL STATEMENTS

December 31, 2009 and 2008

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-G (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 10, 2003. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company currently offers five individual flexible premium variable life insurance policies through the Account: Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Protection VUL, Nationwide YourLife® Accumulation VUL and Nationwide MarathonSM Performance VUL. The Company offers a last survivor flexible premium adjustable variable life insurance policy-Nationwide YourLife® Survivorship VUL. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

BLACKROCK FUNDS

Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)*

Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

U.S. Real Estate Portfolio - Class I (MSVRE)*

NATIONWIDE FUNDS GROUP

AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)*

Federated NVIT High Income Bond Fund - Class III (HIBF3)

Gartmore NVIT Emerging Markets Fund - Class III (GEM3)

Gartmore NVIT International Equity Fund - Class VI (NVIE6)

Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Fund - Class I (TRF)

NVIT Fund - Class II (TRF2)*

NVIT Government Bond Fund - Class I (GBF)

NVIT Health Sciences Fund - Class III (GVGHS)

NVIT International Index Fund - Class VI (GVIX6)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Technology & Communications Fund - Class III (GGTC3)

NVIT U.S. Growth Leaders Fund - Class I (GVUG1)

Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

Van Kampen NVIT Real Estate Fund - Class I (NVRE1)

NEUBERGER & BERMAN MANAGEMENT, INC.

Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)

Portfolios of the AIM Variable Insurance Funds

V.I. Basic Value Fund - Series I (AVBVI)*

V.I. Capital Appreciation Fund - Series I (AVCA)

V.I. Capital Development Fund - Series I (AVCDI)

Portfolios of the AllianceBernstein Variable Products Series Fund, Inc.

VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)

Portfolios of the American Century Variable Portfolios, Inc.

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)*

VP Value Fund - Class I (ACVV)

VP Vista(SM) Fund - Class I (ACVVS1)*

Portfolios of the Dreyfus Investment Portfolios

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

Stock Index Fund, Inc. - Initial Shares (DSIF)

Portfolios of the Dreyfus Variable Investment Fund

Appreciation Portfolio - Initial Shares (DCAP)

Portfolios of the Federated Insurance Series

Market Opportunity Fund II - Service Shares (FVMOS)

Quality Bond Fund II - Primary Shares (FQB)

Portfolios of the Fidelity Variable Insurance Products Fund Fidelity

VIP Fund - Contrafund Portfolio - Service Class (FCS)

VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)

VIP Fund - Equity-Income Portfolio - Service Class (FEIS)

VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Fund - Growth Portfolio - Service Class (FGS)

VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Fund - Mid Cap Portfolio - Service Class (FMCS)

VIP Fund - Overseas Portfolio - Service Class R (FOSR)

VIP Fund - Value Strategies Portfolio - Service Class (FVSS)

Portfolios of the Franklin Templeton Variable Insurance Products Trust

Franklin Income Securities Fund - Class 2 (FTVIS2)

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 3 (TIF3)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

Portfolios of the Lincoln Variable Insurance Products Trust

Brandes International Equity Fund (MFBIE)

Business Opportunity Value Fund (MFBOV)

Frontier Capital Appreciation Fund (MFFCA)

M Large Cap Growth Fund (MFTCG)

Portfolios of the Neuberger Berman Advisers Management Trust

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

International Portfolio - S Class Shares (AMINS)*

Regency Portfolio - S Class Shares (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

Portfolios of the Oppenheimer Variable Account Funds

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)*

High Income Fund/VA - Class 3 (OVHI3)

High Income Fund/VA - Non-Service Shares (OVHI)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)

Portfolios of the PIMCO Variable Insurance Trust

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Portfolios of the Putnam Variable Trust

Putnam VT Growth and Income Fund - IB Shares (PVGIB)*

Putnam VT Voyager Fund - IB Shares (PVTVB)*

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio - II (TRLT2)*

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

WELLS FARGO FUNDS

Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)

Z CLOSED FUNDS

NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)*

*	At December 31, 2009, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2009 of such funds, which represents fair value. The cost of investments sold is determined on a first in – first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

In September 2006, the FASB issued FASB ASC 820, Fair Value Measurements and Disclosures (SFAS No. 157, Fair Value Measurements). FASB ASC 820 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements and also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. FASB ASC 820 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances.

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts 0.50% from each premium payment (up to 2.5% maximum) to cover sales expenses. For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts 2.5% from each premium payment (maximum is 2.5%) to cover sales expenses. The Company also deducts 3.5% from each premium payment to cover premium taxes.

For Nationwide MarathonSM Performance VUL contracts, the Company currently deducts 5.5% from each premium (the maximum is 6.5%) to cover sales expenses if the Accumulation Rider is not elected. If the Accumulation Rider is elected, the Company currently deducts 2.5% from each premium payment (the maximum is 2.5%) to cover sales expenses. The Company also deducts 3.5% from each premium to cover premium taxes.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts 6.5% from each premium (the maximum is 6.5%) to cover sales expenses. The Company also deducts 3.5% from each premium to cover premium taxes.

The Company may, at its sole discretion, reduce the sales loading.

For the periods ended December 31, 2009 and 2008, total front-end sales charge deductions were $2,524,153 and $1,511,986, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For all contracts, the Company currently deducts a short-term trading fee of 1.0% of an amount allocated to a sub account and transferred from that sub account within 60 days of that allocation.

For Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the Company currently deducts a $10 administrative charge per policy per month (maximum of $20 per policy per month) taken proportionally from the sub accounts and any companion fixed funds of the contract.

For Nationwide YourLife® Protection VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is not elected, the Company currently deducts a $20 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Accumulation VUL contracts and Nationwide MarathonSM Performance VUL, if the Accumulation Rider is elected, the Company currently deducts a $25 administrative charge per month which is also the maximum charge.

For Nationwide YourLife® Survivorship VUL contracts, the Company currently deducts a $15 administrative charge per month (maximum of $20 per policy per month).

For Nationwide® Options Select VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.17 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For MarathonSM Performance VUL contracts, if the Accumulation Rider is not elected, the Company deducts a maximum guaranteed charge for all ages of $0.20 per $1,000 of the first $250,000 of Base Policy Specified Amount for all ages and $0.10 per $1,000 of Base Policy Specified Amount in excess of $250,000.

For Nationwide MarathonSM contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.10 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Protection VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.00 per $1,000 of Specified Amount. The maximum guaranteed charge is $0.20 per $1,000 of Specified Amount.

For Nationwide YourLife® Accumulation VUL contracts, the Company currently deducts a monthly underwriting and distribution charge of $0.02 per $1,000 of Specified Amount. The maximum guaranteed charge is $1.18 per $1,000 of Specified Amount.

Nationwide YourLife® Survivorship VUL contracts, the monthly underwriting and distribution charge varies by the insureds’ attained ages, sexes and Base Policy Specified Amount. The maximum guaranteed underwriting and distribution charge is $0.74 per $1,000 of Specified Amount.

The charges above are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class.

For Nationwide YourLife® Protection VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the thirteenth year or fifteenth year, depending on the insured’s age at the time of policy issuance.

For both the Nationwide® Options Select and Nationwide MarathonSM VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year or thirteenth year, depending on the insured’s age at the time of policy issuance.

For Nationwide YourLife® Accumulation VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% of the initial surrender charge in the eleventh year, depending on the insured’s age at the time of policy issuance the percentage decline will vary.

For MarathonSM Performance VUL contracts, the charge is 100% of the initial surrender charge in the first year, and declines over time to 0% by the eleventh year. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Nationwide YourLife® Survivorship VUL contracts, the surrender charge is assessed during the first fifteen policy years upon surrender, policy lapse, or certain Base Policy Specified Amount decreases. The maximum Surrender Charge that may be assessed for any segment of coverage is $50 per $1,000 of Base Policy Specified Amount. The minimum Surrender Charge that may be assessed for any segment of coverage is $0.52 per $1,000 of Base Policy Specified Amount.

The charges above are assessed against each contract by liquidating units.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Nationwide YourLife® Accumulation VUL contracts, the current charge is 0.00% of variable contract value on an annualized basis, with a guaranteed maximum charge of 0.30 % of the variable contract value on an annualized basis.

The amount of the charge for other contracts may vary based on the policy year and the amount of the contract value. The tables below show by product the amount of the charge on an annualized basis, current charges, and charge variation based on policy year and contract value.

Nationwide® Options Select VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.20%	0.05%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide MarathonSM VUL contracts

Policy Years	Charge for First $25,000 in Variable Contract Value (Annualized)	Charge for Next $225,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 10	0.60%	0.30%	0.10%
11 through 20	0.30%	0.10%	0.00%
21 and later	0.00%	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.60% on an annualized basis.

Nationwide®YourLifeSM Protection VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis.

Nationwide MarathonSM Performance VUL contracts

For contracts that do not elect the accumulation rider, the charge will be deducted in accordance with the table below.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.80%
16 or later	0.30%	0.30%

Note: the guaranteed maximum for all contracts not electing that accumulation rider is 0.80% on an annualized basis. If you do not elect the accumulations rider, the maximum guaranteed charge is equal to an annualized rate of 0.30% of variable contract value for all policy years and the current charge is 0.00%.

Nationwide YourLife® Survivorship VUL contracts

Policy Years	Charge for First $250,000 in Variable Contract Value (Annualized)	Charge for Variable Contract Value in Excess Of $250,000 (Annualized)
1 through 15	0.80%	0.50%
16 through 20	0.50%	0.50%
21 or later	0.00%	0.00%

Note: the guaranteed maximum for all contracts is 0.80% on an annualized basis of all variable account cash value for policy years 1-15, 0.50% on an annualized basis for all variable cash value for policy years 16-20 and 0.00% for policy year 21 and later.

The charges above are assessed against each contract by liquidating units.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. For Nationwide® Options Select, Nationwide MarathonSM VUL, Nationwide YourLife® Accumulation VUL contracts and Nationwide YourLife® Survivorship VUL the maximum guaranteed loan interest charged is 3.9% on the outstanding loan. For the Nationwide YourLife® Protection and Nationwide MarathonSM Performance VUL contracts the maximum guaranteed loan interest charged is 4.5%, except for contract owners electing the accumulation rider on the Nationwide MarathonSM Performance in which case the maximum guaranteed loan interest charged is 3.9%. Current loan interest charged may vary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company. Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2009 and 2008, total transfers into the Account from the fixed account were $2,065,392 and $1,071,442, respectively, and total transfers from the Account to the fixed account were $3,133,173 and $695,745, respectively.

(7) Fair Value Measurement

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

•

Level 2 – Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Account always has the ability to redeem its interest in the funds with the investee at NAV daily. The investment objectives of these mutual funds are described by the fund name in note 1(b) and in more detail in the applicable product prospectus.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. The Account invests only in funds with fair value measurements in the first two levels of the fair value hierarchy.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	0	$77,722,943	0	$77,722,943

Net Accounts Payable of $23,764 are measured at settlement value which approximates the fair value due to the short-term nature of such liabilities.

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

The cost of purchases and sales of Investments for the year ended December 31, 2009 are as follows:

	Purchases of Investments	Sales of Investments
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)	$408,439	$13,867
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)	446,161	81,755
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)	131	40,947
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)	805,245	262,093
Investors Growth Stock Series - Initial Class (MIGIC)	1,729	1,739
Value Series - Initial Class (MVFIC)	922,490	163,930
Core Plus Fixed Income Portfolio - Class I (MSVFI)	65,015	260,840
U.S. Real Estate Portfolio - Class I (MSVRE)	143,635	1,031,887
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)	29,150	415
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	18,903	995
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	708,436	275,365
American Funds NVIT Bond Fund - Class II (GVABD2)	221,974	98,576
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	421,274	151,266
American Funds NVIT Growth Fund - Class II (GVAGR2)	439,752	158,827
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	200,217	73,105
Federated NVIT High Income Bond Fund - Class III (HIBF3)	330,571	63,179
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)	794,855	173,734
Gartmore NVIT International Equity Fund - Class VI (NVIE6)	342,027	52,449
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)	1,089	62
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	137,656	2,439
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)	212,136	276,531
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	469,580	109,245
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	525,593	52,830
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	746,655	48,723
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	87,555	15,825
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,447,641	134,370
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	2,205,869	157,124
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	174,562	14,915
NVIT Core Bond Fund - Class I (NVCBD1)	662,110	197,474
NVIT Core Plus Bond Fund - Class I (NVLCP1)	40,523	1,221
NVIT Fund - Class I (TRF)	233,284	529,176
NVIT Government Bond Fund - Class I (GBF)	950,720	578,924
NVIT Health Sciences Fund - Class III (GVGHS)	49,795	49,183
NVIT International Index Fund - Class VI (GVIX6)	190,459	78,321
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	833,702	214,600
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	17,302	1,415
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	98,628	2,705
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	450,915	71,054
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,957,970	218,719
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	2,232,499	562,459
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	274,601	147,051
NVIT Mid Cap Index Fund - Class I (MCIF)	204,308	62,328
NVIT Money Market Fund - Class I (SAM)	10,389,796	9,075,798
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	184,658	159,078
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)	244,514	663,550
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	539,246	17,689
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	98,529	4,779
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	889,450	117,100
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	386,469	251,969
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	60,541	22,533
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	72,651	37,070

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

NVIT Multi-Manager Small Company Fund - Class I (SCF)	376,815	176,263
NVIT Multi-Sector Bond Fund - Class I (MSBF)	145,123	18,340
NVIT Short Term Bond Fund - Class II (NVSTB2)	106,410	33,899
NVIT Technology & Communications Fund - Class III (GGTC3)	82,723	32,998
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)	40,413	22,496
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)	7,340	669
Templeton NVIT International Value Fund - Class III (NVTIV3)	771,102	47,432
Van Kampen NVIT Comstock Value Fund - Class I (EIF)	145,189	289,281
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)	875,509	53,366
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)	127,603	274,525
V.I. Basic Value Fund - Series I (AVBVI)	11,259	125,899
V.I. Capital Appreciation Fund - Series I (AVCA)	10,471	13,200
V.I. Capital Development Fund - Series I (AVCDI)	90,746	79,367
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	75,954	8,188
VP Inflation Protection Fund - Class II (ACVIP2)	213,047	108,959
VP International Fund - Class III (ACVI3)	5,829	20,179
VP Mid Cap Value Fund - Class I (ACVMV1)	214,244	86,756
VP Ultra(R) Fund - Class I (ACVU1)	4,000	53,738
VP Value Fund - Class I (ACVV)	250,734	100,240
VP Vista(SM) Fund - Class I (ACVVS1)	4,711	199,324
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	303,419	85,776
Stock Index Fund, Inc. - Initial Shares (DSIF)	734,012	299,770
Appreciation Portfolio - Initial Shares (DCAP)	22,934	33,520
Market Opportunity Fund II - Service Shares (FVMOS)	3,538	4,812
Quality Bond Fund II - Primary Shares (FQB)	57,092	13,100
VIP Fund - Contrafund Portfolio - Service Class (FCS)	309,090	350,035
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)	735,863	132,088
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)	443,054	231,390
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)	14,842	5,561
VIP Fund - Freedom Fund 2020 Portfolio -Service Class (FF20S)	205,986	69,784
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)	418,314	212,883
VIP Fund - Growth Portfolio - Service Class (FGS)	198,664	210,077
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)	800,478	203,367
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)	658,612	142,073
VIP Fund - Overseas Portfolio - Service Class R (FOSR)	233,693	142,836
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)	10,000	7,475
Franklin Income Securities Fund - Class 2 (FTVIS2)	172,523	94,253
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)	6,030	14,536
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)	728,819	124,910
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)	201,821	82,698
Templeton Foreign Securities Fund - Class 3 (TIF3)	191,280	977,729
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)	275,003	135,219
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	174,447	72,359
Brandes International Equity Fund (MFBIE)	73,810	21,927
Business Opportunity Value Fund (MFBOV)	69,337	16,734
Frontier Capital Appreciation Fund (MFFCA)	43,527	12,889
M Large Cap Growth Fund (MFTCG)	53,685	13,524
International Portfolio - S Class Shares (AMINS)	30,838	371,256
Regency Portfolio - S Class Shares (AMRS)	18,297	345,673
Small-Cap Growth Portfolio - S Class Shares (AMFAS)	2,877	9,187
Socially Responsive Portfolio - I Class Shares (AMSRS)	110,659	53,005
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	62,808	54,360
Global Securities Fund/VA - Class 3 (OVGS3)	231,283	82,639
High Income Fund/VA - Class 3 (OVHI3)	83,310	29,729
High Income Fund/VA - Non-Service Shares (OVHI)	6,827	16,059
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	243,648	289,446
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)	346,297	670,672
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	112,873	39,643
Low Duration Portfolio - Administrative Class (PMVLDA)	300,919	8,464
Blue Chip Growth Portfolio - II (TRBCG2)	120,727	687,270
Equity Income Portfolio - II (TREI2)	103,576	121,184
Limited-Term Bond Portfolio - II (TRLT2)	15,777	76,178
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	831,130	33,074
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	23,883	982
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	106,926	13,047
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	57,062	6,673
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	91,551	9,733
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	37,044	4,851
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	109,585	11,151
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	52,725	4,766
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	78,567	4,579
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	64,775	8,258
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)	49,660	4,589
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	29,403	2,237
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	41,022	4,020
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	893,861	782,397
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)	4,527	159

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	96,455	7,540
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	6,228	464
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	398,432	56,375
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	474,990	99,259
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)	11,352	2,225
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	19,677	3,476
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	121,335	8,883
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	55,872	5,606
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	53,107	5,569
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	22,940	1,367
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)	51,162	32,572
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)	17,534	899,898

Total	$49,661,626	$27,106,188

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable life contract as of the end of the periods indicated, and the contract expense rate, investment income ratio and total return for each of the periods in the five year period ended December 31, 2009.

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Variable Series Funds, Inc. - Global Allocation V.I. Fund - Class II (MLVGA2)
2009	0.00%	32,706	$12.182592	$398,444	3.46%	21.83%	5/1/2009
Janus Aspen Series-Forty Portfolio-Service Shares (JACAS)
2009	0.00%	90,368	11.747058	1,061,558	0.01%	46.01%
2008	0.00%	52,700	8.045115	423,976	0.01%	-44.31%
2007	0.00%	4,350	14.445945	62,840	0.33%	36.63%
2006	0.00%	36	10.572707	381	0.07%	5.73%	5/1/2006
Janus Aspen Series - INTECH Risk-Managed Core Portfolio - Service Shares (JARLCS)
2008	0.00%	3,769	6.408647	24,154	0.69%	-36.24%
2007	0.00%	3,828	10.051308	38,476	1.93%	0.51%	5/1/2007
Janus Aspen Series - Overseas Portfolio - Service II Shares (JAIGS2)
2009	0.00%	171,108	12.746144	2,180,967	0.42%	79.07%
2008	0.00%	113,377	7.117893	807,004	2.70%	-52.21%
2007	0.00%	48,306	14.893765	719,458	0.53%	28.07%
2006	0.00%	5,004	11.629148	58,192	1.29%	16.29%	5/1/2006
Investors Growth Stock Series - Initial Class (MIGIC)
2009	0.00%	398	11.168160	4,445	0.69%	39.55%
2008	0.00%	335	8.002768	2,681	0.53%	-36.87%
2007	0.00%	250	12.677102	3,169	0.29%	11.36%
2006	0.00%	198	11.384079	2,254	0.00%	7.58%
2005	0.00%	26	10.582381	275	0.00%	5.82%	1/18/2005
Value Series - Initial Class (MVFIC)
2009	0.00%	132,328	11.582760	1,532,723	1.20%	22.71%
2008	0.00%	47,608	9.438767	449,361	0.95%	-32.58%
2007	0.00%	26,056	14.000352	364,793	0.50%	7.91%
2006	0.00%	7,340	12.974380	95,232	0.54%	20.84%
2005	0.00%	632	10.736776	6,786	0.00%	7.37%	1/18/2005
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2009	0.00%	12,096	11.204270	135,527	11.88%	9.64%
2008	0.00%	28,841	10.218734	294,718	4.14%	-10.20%
2007	0.00%	32,734	11.380012	372,513	3.39%	5.45%
2006	0.00%	13,182	10.791549	142,254	4.70%	3.73%
2005	0.00%	492	10.403391	5,118	3.37%	4.03%	1/18/2005
U.S. Real Estate Portfolio - Class I (MSVRE)
2008	0.00%	52,025	8.656213	450,338	3.67%	-37.89%
2007	0.00%	41,926	13.937607	584,348	1.00%	-17.07%
2006	0.00%	13,494	16.806589	226,788	1.13%	38.04%
2005	0.00%	2,604	12.174767	31,703	0.02%	21.75%	1/18/2005
AllianceBernstein NVIT Global Fixed Income Fund - Class III (NVAGF3)
2009	0.00%	2,428	11.419071	27,726	8.59%	14.19%	5/1/2009
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2009	0.00%	1,653	12.564442	20,769	0.88%	25.64%	5/1/2009
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2009	0.00%	143,955	9.711378	1,398,001	0.09%	23.41%
2008	0.00%	86,089	7.868935	677,429	3.74%	-29.78%
2007	0.00%	24,380	11.205324	273,186	7.29%	6.14%
2006	0.00%	1,918	10.556998	20,248	5.77%	5.57%	5/1/2006
American Funds NVIT Bond Fund - Class II (GVABD2)
2009	0.00%	31,824	10.970085	349,112	0.39%	12.15%
2008	0.00%	19,150	9.781713	187,319	8.04%	-9.87%
2007	0.00%	4,806	10.853118	52,160	12.10%	2.98%
2006	0.00%	114	10.538858	1,201	0.00%	5.39%	5/1/2006
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2009	0.00%	66,698	10.774250	718,621	0.00%	41.60%
2008	0.00%	34,853	7.608765	265,187	3.86%	-38.64%
2007	0.00%	9,724	12.399481	120,573	3.48%	14.36%
2006	0.00%	658	10.842096	7,134	0.00%	8.42%	5/1/2006

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
American Funds NVIT Growth Fund - Class II (GVAGR2)
2009	0.00%	99,951	$8.979238	$897,484	0.00%	38.78%
2008	0.00%	63,278	6.470039	409,410	2.57%	-44.21%
2007	0.00%	28,662	11.597638	332,412	1.18%	11.90%
2006	0.00%	3,546	10.364424	36,752	0.91%	3.64%	5/1/2006
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2009	0.00%	43,831	8.007342	350,970	0.00%	30.69%
2008	0.00%	23,626	6.126963	144,755	4.55%	-38.06%
2007	0.00%	1,448	9.892316	14,324	0.72%	-1.08%	5/1/2007
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2009	0.00%	44,372	12.632602	560,534	10.14%	46.08%
2008	0.00%	21,626	8.647843	187,019	10.34%	-28.10%
2007	0.00%	11,190	12.027193	134,584	7.70%	3.17%
2006	0.00%	8,688	11.657910	101,284	8.64%	10.60%
2005	0.00%	708	10.540776	7,463	4.67%	5.41%	5/2/2005
Gartmore NVIT Emerging Markets Fund - Class III (GEM3)
2009	0.00%	86,223	18.287102	1,576,769	1.19%	63.48%
2008	0.00%	44,366	11.185864	496,271	1.39%	-57.83%
2007	0.00%	24,604	26.524857	652,618	0.75%	45.55%
2006	0.00%	10,796	18.224168	196,748	0.61%	36.64%
2005	0.00%	510	13.336908	6,802	0.06%	33.37%	5/2/2005
Gartmore NVIT International Equity Fund - Class VI (NVIE6)
2009	0.00%	52,401	7.130177	373,628	0.22%	29.45%
2008	0.00%	4,934	5.508000	27,176	1.15%	-44.92%	5/1/2008
Gartmore NVIT Worldwide Leaders Fund - Class III (GEF3)
2009	0.00%	83	13.411529	1,113	0.63%	34.12%	5/1/2009
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2009	0.00%	19,640	7.927018	155,687	0.19%	52.96%
2008	0.00%	39	5.182412	202	0.00%	-48.18%	5/1/2008
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2009	0.00%	91,858	8.107965	744,781	0.44%	31.27%
2008	0.00%	88,800	6.176544	548,477	0.43%	-38.23%	5/1/2008
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2009	0.00%	67,030	8.295819	556,069	1.16%	29.30%
2008	0.00%	16,061	6.416027	103,048	1.31%	-35.84%	5/1/2008
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2009	0.00%	75,697	9.593104	726,169	2.37%	19.88%
2008	0.00%	23,058	8.002099	184,513	1.47%	-19.98%	5/1/2008
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2009	0.00%	114,328	9.025006	1,031,811	2.05%	24.25%
2008	0.00%	29,990	7.263571	217,835	1.75%	-27.36%	5/1/2008
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2009	0.00%	12,702	10.351566	131,486	3.11%	13.22%
2008	0.00%	5,694	9.142885	52,061	2.42%	-8.57%	5/1/2008
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2009	0.00%	171,116	9.305236	1,592,275	2.68%	22.00%
2008	0.00%	20,669	7.626933	157,640	1.78%	-23.73%	5/1/2008
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2009	0.00%	310,026	8.737590	2,708,880	2.12%	26.69%
2008	0.00%	55,360	6.896919	381,815	1.72%	-31.03%	5/1/2008
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2009	0.00%	31,516	9.853071	310,529	2.53%	17.64%
2008	0.00%	13,698	8.375935	114,734	1.48%	-16.24%	5/1/2008
NVIT Core Bond Fund - Class I (NVCBD1)
2009	0.00%	46,963	10.818752	508,081	3.75%	8.78%
2008	0.00%	4,746	9.945181	47,200	1.56%	-0.55%	5/1/2008
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2009	0.00%	3,588	11.600708	41,623	5.45%	16.62%
2008	0.00%	230	9.947099	2,288	3.30%	-0.53%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Fund - Class I (TRF)
2009	0.00%	80,590	$9.839457	$792,962	1.39%	26.10%
2008	0.00%	84,151	7.803097	656,639	1.40%	-41.55%
2007	0.00%	81,126	13.351018	1,083,115	1.16%	8.18%
2006	0.00%	43,158	12.341341	532,628	1.61%	13.63%
2005	0.00%	790	10.861219	8,580	0.55%	8.61%	1/18/2005
NVIT Government Bond Fund - Class I (GBF)
2009	0.00%	139,277	12.605611	1,755,672	3.53%	2.69%
2008	0.00%	117,240	12.275629	1,439,195	4.28%	7.72%
2007	0.00%	40,524	11.395982	461,811	5.07%	7.16%
2006	0.00%	12,406	10.634744	131,935	5.11%	3.34%
2005	0.00%	1,836	10.290913	18,894	2.67%	2.91%	1/18/2005
NVIT Health Sciences Fund - Class III (GVGHS)
2009	0.00%	8,633	11.124833	96,041	0.27%	19.11%
2008	0.00%	7,323	9.339799	68,396	0.32%	-25.23%
2007	0.00%	5,826	12.491648	72,776	0.08%	13.23%
2006	0.00%	7,262	11.032385	80,117	0.00%	2.70%
2005	0.00%	744	10.742057	7,992	0.00%	7.42%	5/2/2005
NVIT International Index Fund - Class VI (GVIX6)
2009	0.00%	34,255	8.793694	301,228	3.18%	28.62%
2008	0.00%	17,707	6.837123	121,065	2.01%	-43.11%
2007	0.00%	14,812	12.017667	178,006	1.65%	9.50%
2006	0.00%	7,512	10.975279	82,446	2.29%	9.75%	5/1/2006
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2009	0.00%	155,410	10.956366	1,702,729	1.00%	27.21%
2008	0.00%	86,385	8.613097	744,042	2.41%	-36.84%
2007	0.00%	24,672	13.637494	336,464	2.19%	5.96%
2006	0.00%	5,178	12.870621	66,644	3.64%	16.87%
2005	0.00%	372	11.012968	4,097	1.96%	10.13%	1/18/2005
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2009	0.00%	1,417	11.640280	16,494	1.76%	16.40%	5/1/2009
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2009	0.00%	8,016	12.204484	97,831	1.35%	22.04%	5/1/2009
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2009	0.00%	53,773	11.882294	638,947	1.70%	9.08%
2008	0.00%	20,458	10.892776	222,845	3.94%	-6.02%
2007	0.00%	1,266	11.590847	14,674	3.73%	5.38%
2006	0.00%	674	10.998997	7,413	3.38%	6.16%
2005	0.00%	134	10.360404	1,388	2.01%	3.60%	1/18/2005
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2009	0.00%	268,912	11.473370	3,085,327	1.37%	19.14%
2008	0.00%	102,479	9.630534	986,929	2.97%	-23.20%
2007	0.00%	59,144	12.538964	741,604	3.09%	5.66%
2006	0.00%	20,210	11.867343	239,839	3.44%	11.35%
2005	0.00%	3,600	10.657424	38,367	1.47%	6.57%	1/18/2005
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2009	0.00%	425,494	11.296821	4,806,730	1.26%	24.39%
2008	0.00%	255,853	9.081599	2,323,555	2.72%	-31.39%
2007	0.00%	156,190	13.236630	2,067,429	2.50%	6.15%
2006	0.00%	59,678	12.469697	744,167	3.33%	14.54%
2005	0.00%	4,036	10.886732	43,939	2.97%	8.87%	1/18/2005
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2009	0.00%	25,450	11.747183	298,966	1.43%	14.56%
2008	0.00%	12,983	10.254072	133,130	3.83%	-15.04%
2007	0.00%	1,116	12.069809	13,470	3.34%	5.86%
2006	0.00%	598	11.401762	6,818	3.45%	8.42%
2005	0.00%	212	10.516039	2,229	0.54%	5.16%	1/18/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Nationwide VIT - Mid Cap Growth Fund - Class II (SGRF2)
2006	0.00%	3,170	11.588975	36,737	0.00%	3.21%
2005	0.00%	1,932	11.228805	21,694	0.00%	12.29%	1/18/2005
NVIT Mid Cap Index Fund - Class I (MCIF)
2009	0.00%	53,080	$11.811646	$626,962	1.06%	36.76%
2008	0.00%	38,566	8.637043	333,096	1.35%	-36.46%
2007	0.00%	23,042	13.593553	313,223	1.42%	7.56%
2006	0.00%	8,502	12.638155	107,450	1.29%	9.89%
2005	0.00%	2,294	11.500795	26,383	0.72%	15.01%	1/18/2005
NVIT Money Market Fund - Class I (SAM)
2009	0.00%	528,280	11.482050	6,065,737	0.21%	0.04%
2008	0.00%	414,695	11.477234	4,759,554	1.74%	2.05%
2007	0.00%	174,684	11.246272	1,964,544	4.75%	4.79%
2006	0.00%	90,136	10.731921	967,332	4.18%	4.53%
2005	0.00%	49,186	10.266806	504,983	1.71%	2.67%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2009	0.00%	92,482	8.379106	774,916	1.28%	36.46%
2008	0.00%	83,365	6.140389	511,893	0.11%	-38.60%	5/1/2008
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2009	0.00%	61,633	10.082162	621,394	2.25%	29.84%
2008	0.00%	69,824	7.765128	542,194	1.79%	-46.33%
2007	0.00%	60,332	14.468946	872,940	2.26%	2.93%
2006	0.00%	30,304	14.056822	425,978	1.95%	22.75%
2005	0.00%	4,958	11.451970	56,779	0.68%	14.52%	5/2/2005
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2009	0.00%	79,282	8.259762	654,850	0.75%	29.78%
2008	0.00%	2,391	6.364575	15,219	0.52%	-36.35%	5/1/2008
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2009	0.00%	13,082	8.111157	106,110	1.37%	27.59%
2008	0.00%	183	6.357067	1,163	0.75%	-36.43%	5/1/2008
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2009	0.00%	149,880	7.982859	1,196,471	0.00%	27.12%
2008	0.00%	26,311	6.279727	165,226	0.00%	-37.20%	5/1/2008
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2009	0.00%	82,042	8.817001	723,364	1.06%	30.47%
2008	0.00%	58,272	6.757903	393,798	0.87%	-32.42%	5/1/2008
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2009	0.00%	14,412	8.686440	125,189	0.00%	27.46%
2008	0.00%	8,023	6.814966	54,677	0.00%	-46.42%
2007	0.00%	4,802	12.718919	61,076	0.00%	9.75%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2009	0.00%	21,442	10.095402	216,466	0.50%	26.22%
2008	0.00%	15,192	7.998530	121,514	1.19%	-32.15%
2007	0.00%	12,256	11.788779	144,483	1.35%	-6.89%
2006	0.00%	5,826	12.661605	73,767	0.52%	17.29%
2005	0.00%	2,670	10.794811	28,822	0.13%	7.95%	1/18/2005
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2009	0.00%	56,094	10.963538	614,989	0.21%	34.70%
2008	0.00%	29,057	8.139096	236,498	1.11%	-38.19%
2007	0.00%	12,442	13.167514	163,830	0.16%	2.13%
2006	0.00%	4,962	12.892586	63,973	0.22%	12.04%
2005	0.00%	618	11.507293	7,112	0.00%	15.07%	1/18/2005
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2009	0.00%	29,967	11.541196	345,855	9.60%	24.38%
2008	0.00%	20,192	9.279073	187,363	8.63%	-17.29%
2007	0.00%	12,774	11.218961	143,311	4.29%	4.62%
2006	0.00%	7,652	10.723071	82,053	4.53%	4.84%
2005	0.00%	5,336	10.228234	54,578	2.24%	2.28%	1/18/2005
NVIT Short Term Bond Fund - Class II (NVSTB2)
2009	0.00%	7,610	10.650192	81,048	2.54%	7.11%
2008	0.00%	897	9.943310	8,919	0.00%	-0.57%	5/1/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
NVIT Technology & Communications Fund - Class III (GGTC3)
2009	0.00%	15,818	$12.888766	$203,875	0.00%	52.44%
2008	0.00%	9,743	8.454726	82,374	0.00%	-48.59%
2007	0.00%	7,472	16.444438	122,873	0.00%	20.19%
2006	0.00%	6,608	13.682536	90,414	0.00%	11.08%
2005	0.00%	996	12.317458	12,268	0.00%	23.17%	5/2/2005
NVIT U.S. Growth Leaders Fund - Class I (GVUG1)
2009	0.00%	10,026	10.684702	107,125	0.00%	25.84%
2008	0.00%	6,995	8.490774	59,393	0.00%	-41.29%
2007	0.00%	3,802	14.462452	54,986	0.00%	22.49%
2006	0.00%	722	11.807452	8,525	0.41%	-0.29%
2005	0.00%	104	11.841567	1,232	0.00%	18.42%	5/2/2005
Oppenheimer NVIT Large Cap Growth Fund - Class I (NVOLG1)
2009	0.00%	573	13.059893	7,483	0.25%	30.60%	5/1/2009
Templeton NVIT International Value Fund - Class III (NVTIV3)
2009	0.00%	67,086	13.034354	874,423	0.38%	30.34%	5/1/2009
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2009	0.00%	45,596	9.756035	444,836	1.26%	28.55%
2008	0.00%	48,218	7.589375	365,944	2.03%	-36.99%
2007	0.00%	57,762	12.044718	695,727	1.82%	-2.22%
2006	0.00%	32,492	12.317759	400,229	2.03%	15.91%
2005	0.00%	4,416	10.627448	46,931	1.29%	6.27%	1/18/2005
Van Kampen NVIT Real Estate Fund - Class I (NVRE1)
2009	0.00%	132,893	7.388147	981,833	2.24%	30.84%
2008	0.00%	4,089	5.646840	23,089	5.01%	-43.53%	5/1/2008
Advisers Management Trust - Short Duration Bond Portfolio - I Class Shares (AMTB)
2009	0.00%	30,096	10.873885	327,260	6.92%	13.33%
2008	0.00%	43,351	9.595209	415,961	4.96%	-13.43%
2007	0.00%	33,310	11.083576	369,194	3.57%	4.77%
2006	0.00%	8,916	10.578811	94,321	5.15%	4.20%
2005	0.00%	1,212	10.152239	12,305	1.21%	1.52%	1/18/2005
V.I. Basic Value Fund - Series I (AVBVI)
2008	0.00%	8,367	5.937752	49,681	0.91%	-51.77%
2007	0.00%	7,730	12.310539	95,160	0.72%	1.54%
2006	0.00%	5,238	12.123351	63,502	0.49%	13.20%
2005	0.00%	2,758	10.709293	29,536	0.12%	7.09%	1/18/2005
V.I. Capital Appreciation Fund - Series I (AVCA)
2009	0.00%	2,421	9.185296	22,238	0.62%	21.08%
2008	0.00%	2,205	7.586238	16,728	0.00%	-42.49%
2007	0.00%	1,938	13.191695	25,566	0.00%	12.01%
2006	0.00%	1,318	11.776847	15,522	0.07%	6.30%
2005	0.00%	418	11.078867	4,631	0.12%	10.79%	1/18/2005
V.I. Capital Development Fund - Series I (AVCDI)
2009	0.00%	12,509	10.801700	135,118	0.00%	42.37%
2008	0.00%	7,496	7.587025	56,873	0.00%	-47.03%
2007	0.00%	2,714	14.321990	38,870	0.00%	10.84%
2006	0.00%	1,520	12.920789	19,640	0.00%	16.52%
2005	0.00%	178	11.088904	1,974	0.00%	10.89%	1/18/2005
VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2009	0.00%	12,003	8.946607	107,386	1.11%	42.86%
2008	0.00%	3,021	6.262626	18,919	0.00%	-37.37%	5/1/2008
VP Inflation Protection Fund - Class II (ACVIP2)
2009	0.00%	18,947	12.253214	232,162	1.94%	10.21%
2008	0.00%	10,488	11.117573	116,602	4.01%	-1.59%
2007	0.00%	3,362	11.297046	37,981	4.44%	9.49%
2006	0.00%	2,262	10.317483	23,338	2.67%	1.59%
2005	0.00%	260	10.156270	2,641	2.08%	1.56%
VP International Fund - Class III (ACVI3)
2008	0.00%	1,080	9.507294	10,268	0.57%	-44.82%
2007	0.00%	352	17.230511	6,065	0.00%	18.06%

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VP Mid Cap Value Fund - Class I (ACVMV1)
2009	0.00%	41,747	$13.081223	$546,102	3.89%	29.94%
2008	0.00%	29,645	10.066767	298,427	0.09%	-24.35%
2007	0.00%	16,400	13.306496	218,227	0.88%	-2.31%
2006	0.00%	5,692	13.620466	77,528	0.99%	20.30%
2005	0.00%	1,594	11.322176	18,048	1.17%	13.22%	5/2/2005
VP Ultra(R) Fund - Class I (ACVU1)
2008	0.00%	4,365	7.124413	31,098	0.00%	-41.48%
2007	0.00%	4,394	12.174342	53,494	0.00%	21.02%
2006	0.00%	3,536	10.060123	35,573	0.00%	-3.28%
2005	0.00%	2,682	10.400804	27,895	0.00%	4.01%	1/18/2005
VP Value Fund - Class I (ACVV)
2009	0.00%	102,102	10.532686	1,075,408	5.42%	19.86%
2008	0.00%	85,421	8.787234	750,615	2.28%	-26.78%
2007	0.00%	65,490	12.000449	785,909	1.35%	-5.14%
2006	0.00%	37,198	12.650434	470,571	1.44%	18.65%
2005	0.00%	2,654	10.661727	28,296	0.00%	6.62%	1/18/2005
VP Vista(SM) Fund - Class I (ACVVS1)
2008	0.00%	12,491	8.973691	112,091	0.00%	-48.62%
2007	0.00%	5,864	17.466180	102,422	0.00%	39.77%
2006	0.00%	1,306	12.496264	16,320	0.00%	9.01%
2005	0.00%	924	11.463606	10,592	0.00%	14.64%	5/2/2005
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2009	0.00%	50,580	10.869560	549,782	1.97%	25.03%
2008	0.00%	28,168	8.693766	244,886	0.72%	-30.91%
2007	0.00%	19,302	12.583781	242,892	0.26%	-0.65%
2006	0.00%	7,178	12.666664	90,921	0.27%	14.41%
2005	0.00%	1,838	11.071201	20,349	0.00%	10.71%	1/18/2005
Stock Index Fund, Inc. - Initial Shares (DSIF)
2009	0.00%	183,488	10.236118	1,878,205	2.13%	26.33%
2008	0.00%	136,077	8.102406	1,102,552	2.29%	-37.14%
2007	0.00%	80,552	12.889762	1,038,296	1.83%	5.26%
2006	0.00%	50,022	12.246198	612,579	2.21%	15.50%
2005	0.00%	5,084	10.602989	53,906	1.35%	6.03%	1/18/2005
Appreciation Portfolio - Initial Shares (DCAP)
2009	0.00%	3,682	11.296583	41,594	0.34%	22.56%
2008	0.00%	3,901	9.217282	35,957	1.89%	-29.55%
2007	0.00%	5,014	13.083574	65,601	1.58%	7.13%
2006	0.00%	7,528	12.212508	91,936	1.45%	16.48%
2005	0.00%	970	10.484934	10,170	0.00%	4.85%	1/18/2005
Market Opportunity Fund II - Service Shares (FVMOS)
2009	0.00%	4,486	10.283025	46,130	1.42%	1.28%
2008	0.00%	4,736	10.152569	48,083	1.09%	-0.86%
2007	0.00%	2,496	10.240958	25,561	0.12%	-1.48%
2006	0.00%	130	10.395256	1,351	0.00%	3.95%	5/1/2006
Quality Bond Fund II - Primary Shares (FQB)
2009	0.00%	7,208	12.403996	89,408	5.18%	20.43%
2008	0.00%	3,785	10.299392	38,983	4.57%	-7.29%
2007	0.00%	2,514	11.108998	27,928	3.46%	5.38%
2006	0.00%	1,178	10.541505	12,418	3.56%	4.15%
2005	0.00%	536	10.121073	5,425	0.00%	1.21%	1/18/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Contrafund Portfolio - Service Class (FCS)
2009	0.00%	219,138	$12.074163	$2,645,908	1.46%	35.66%
2008	0.00%	209,580	8.899992	1,865,261	0.98%	-42.61%
2007	0.00%	173,746	15.508728	2,694,579	1.01%	17.51%
2006	0.00%	115,588	13.198045	1,525,536	1.30%	11.59%
2005	0.00%	10,312	11.827342	121,964	0.00%	18.27%	1/18/2005
VIP Fund - Energy Portfolio - Service Class 2 (FNRS2)
2009	0.00%	91,096	15.444750	1,406,955	0.36%	47.57%
2008	0.00%	41,466	10.465765	433,974	0.00%	-54.40%
2007	0.00%	16,830	22.953063	386,300	0.22%	45.64%
2006	0.00%	2,250	15.759845	35,460	1.16%	16.62%
2005	0.00%	464	13.514321	6,271	0.67%	35.14%	5/2/2005
VIP Fund - Equity-Income Portfolio - Service Class (FEIS)
2009	0.00%	85,940	9.730256	836,218	2.60%	30.03%
2008	0.00%	50,518	7.482988	378,026	3.10%	-42.70%
2007	0.00%	31,088	13.060141	406,014	2.40%	1.42%
2006	0.00%	13,380	12.877569	172,302	3.78%	20.08%
2005	0.00%	2,668	10.724223	28,612	0.00%	7.24%	1/18/2005
VIP Fund - Freedom Fund 2010 Portfolio - Service Class (FF10S)
2009	0.00%	3,354	11.989176	40,212	4.71%	24.15%
2008	0.00%	2,564	9.656832	24,761	3.12%	-25.08%
2007	0.00%	2,212	12.888793	28,510	2.89%	8.65%
2006	0.00%	1,676	11.863160	19,883	1.74%	9.78%
VIP Fund - Freedom Fund 2020 Portfolio - Service Class (FF20S)
2009	0.00%	38,779	11.867504	460,210	4.18%	28.78%
2008	0.00%	25,258	9.215628	232,769	2.97%	-32.71%
2007	0.00%	12,316	13.695591	168,675	2.80%	10.17%
2006	0.00%	7,834	12.431698	97,390	1.80%	11.81%
VIP Fund - Freedom Fund 2030 Portfolio - Service Class (FF30S)
2009	0.00%	63,273	11.600974	734,028	2.94%	31.40%
2008	0.00%	36,079	8.828445	318,522	2.95%	-38.08%
2007	0.00%	21,486	14.256765	306,321	2.61%	11.21%
2006	0.00%	13,160	12.819894	168,710	1.83%	13.15%
2005	0.00%	10,994	11.329788	124,560	0.55%	13.30%	5/2/2005
VIP Fund - Growth Portfolio - Service Class (FGS)
2009	0.00%	118,780	9.861487	1,171,347	0.35%	28.15%
2008	0.00%	114,992	7.695394	884,910	0.80%	-47.23%
2007	0.00%	97,194	14.583722	1,417,450	0.57%	26.87%
2006	0.00%	77,220	11.495023	887,646	0.02%	6.73%
2005	0.00%	822	10.769983	8,853	0.00%	7.70%	1/18/2005
VIP Fund - Investment Grade Bond Portfolio - Service Class (FIGBS)
2009	0.00%	139,164	12.386163	1,723,708	9.17%	15.67%
2008	0.00%	99,043	10.707897	1,060,542	3.42%	-3.35%
2007	0.00%	72,418	11.078504	802,283	2.16%	4.21%
2006	0.00%	19,280	10.630812	204,962	1.83%	4.30%
2005	0.00%	4,492	10.192547	45,785	0.00%	1.93%	1/18/2005
VIP Fund - Mid Cap Portfolio - Service Class (FMCS)
2009	0.00%	151,478	13.278281	2,011,367	0.69%	40.01%
2008	0.00%	101,995	9.483511	967,271	0.40%	-39.51%
2007	0.00%	69,056	15.677232	1,082,607	0.74%	15.49%
2006	0.00%	45,078	13.574900	611,929	0.08%	12.59%
2005	0.00%	5,094	12.056903	61,418	0.00%	20.57%	1/18/2005
VIP Fund - Overseas Portfolio - Service Class R (FOSR)
2009	0.00%	122,463	12.269434	1,502,552	2.41%	26.49%
2008	0.00%	111,554	9.699843	1,082,056	2.93%	-43.88%
2007	0.00%	89,282	17.283296	1,543,087	3.21%	17.23%
2006	0.00%	71,092	14.743687	1,048,158	0.16%	17.95%
2005	0.00%	5,016	12.499996	62,700	0.00%	25.00%	5/2/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
VIP Fund - Value Strategies Portfolio - Service Class (FVSS)
2009	0.00%	4,609	$10.153436	$46,797	0.56%	57.40%
2008	0.00%	3,737	6.450849	24,107	0.86%	-51.17%
2007	0.00%	2,576	13.212045	34,034	0.87%	5.60%
2006	0.00%	1,874	12.511424	23,446	0.03%	16.20%
2005	0.00%	42	10.767426	452	0.00%	7.67%	1/18/2005
Franklin Income Securities Fund - Class 2 (FTVIS2)
2009	0.00%	27,785	11.100337	308,423	7.57%	35.59%
2008	0.00%	19,057	8.186428	156,008	5.03%	-29.66%
2007	0.00%	5,526	11.637657	64,310	1.27%	3.76%
2006	0.00%	124	11.216304	1,391	0.00%	12.16%	5/1/2006
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2009	0.00%	3,804	10.354358	39,388	1.76%	17.67%
2008	0.00%	4,380	8.799201	38,541	2.12%	-26.94%
2007	0.00%	4,572	12.044130	55,066	2.39%	-2.41%
2006	0.00%	3,918	12.342050	48,356	1.26%	17.43%
2005	0.00%	1,942	10.510323	20,411	0.00%	5.10%	1/18/2005
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2009	0.00%	131,306	11.126242	1,460,942	1.49%	29.54%
2008	0.00%	63,876	8.588732	548,614	1.42%	-32.87%
2007	0.00%	50,330	12.794049	643,924	0.69%	-2.14%
2006	0.00%	26,908	13.073214	351,774	0.84%	17.30%
2005	0.00%	1,754	11.144808	19,548	0.00%	11.45%	1/18/2005
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2009	0.00%	39,603	17.256364	683,404	3.61%	72.63%
2008	0.00%	30,241	9.996007	302,289	2.77%	-52.67%
2007	0.00%	20,640	21.120230	435,922	2.17%	28.70%
2006	0.00%	7,986	16.410826	131,057	0.79%	28.17%
2005	0.00%	1,612	12.804274	20,640	0.01%	28.04%	5/2/2005
Templeton Foreign Securities Fund - Class 3 (TIF3)
2009	0.00%	32,215	12.945045	417,025	5.15%	37.20%
2008	0.00%	73,691	9.435374	695,303	2.53%	-40.39%
2007	0.00%	38,256	15.828965	605,553	1.79%	15.45%
2006	0.00%	12,790	13.711150	175,366	1.34%	21.46%
2005	0.00%	3,774	11.288544	42,603	0.00%	12.89%	5/2/2005
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2009	0.00%	24,758	15.605635	386,364	16.16%	18.69%
2008	0.00%	18,407	13.148675	242,030	3.23%	6.21%
2007	0.00%	6,758	12.380292	83,666	2.88%	11.03%
2006	0.00%	3,076	11.150160	34,298	2.34%	12.84%
2005	0.00%	614	9.881172	6,067	0.00%	-1.19%	5/2/2005
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2009	0.00%	27,625	8.669683	239,500	3.21%	30.25%
2008	0.00%	10,079	6.656135	67,088	3.14%	-33.44%	5/1/2008
Brandes International Equity Fund (MFBIE)
2009	0.00%	14,298	7.825688	111,892	3.79%	25.28%
2008	0.00%	6,018	6.246550	37,592	4.59%	-39.84%
2007	0.00%	3,324	10.383840	34,516	1.47%	3.84%	9/18/2007
Business Opportunity Value Fund (MFBOV)
2009	0.00%	16,171	7.930242	128,240	0.68%	24.58%
2008	0.00%	7,871	6.365512	50,103	0.05%	-34.48%
2007	0.00%	6,272	9.715909	60,938	0.00%	-2.84%	9/18/2007
Frontier Capital Appreciation Fund (MFFCA)
2009	0.00%	13,297	8.528591	113,405	0.06%	48.61%
2008	0.00%	8,429	5.739062	48,374	0.00%	-42.03%
2007	0.00%	5,678	9.900064	56,213	0.00%	-1.00%	9/18/2007

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
M Large Cap Growth Fund (MFTCG)
2009	0.00%	13,319	$7.519606	$100,154	0.55%	37.40%
2008	0.00%	6,432	5.472607	35,199	0.02%	-48.97%
2007	0.00%	3,248	10.724819	34,834	0.00%	7.25%	9/18/2007
International Portfolio - S Class Shares (AMINS)
2008	0.00%	25,895	8.019658	207,668	0.00%	-46.44%
2007	0.00%	47,864	14.972222	716,630	3.38%	3.21%
2006	0.00%	12,944	14.506093	187,767	0.37%	23.45%
2005	0.00%	1,416	11.750261	16,638	0.18%	17.50%	5/2/2005
Regency Portfolio - S Class Shares (AMRS)
2008	0.00%	26,414	7.206627	190,356	1.04%	-45.95%
2007	0.00%	18,746	13.332382	249,929	0.39%	3.05%
2006	0.00%	9,160	12.937253	118,505	0.45%	10.94%
2005	0.00%	46	11.661977	536	0.00%	16.62%	5/2/2005
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2009	0.00%	2,205	8.298232	18,298	0.00%	22.75%
2008	0.00%	2,561	6.760031	17,312	0.00%	-39.47%
2007	0.00%	2,424	11.168606	27,073	0.00%	0.52%
2006	0.00%	1,320	11.111353	14,667	0.00%	5.25%
2005	0.00%	2,234	10.556851	23,584	0.00%	5.57%	1/18/2005
Socially Responsive Portfolio - I Class Shares (AMSRS)
2009	0.00%	61,680	10.767989	664,170	2.26%	31.43%
2008	0.00%	54,272	8.193158	444,659	1.36%	-39.44%
2007	0.00%	85,608	13.529389	1,158,224	0.10%	7.61%
2006	0.00%	16,878	12.572219	212,194	0.11%	13.70%
2005	0.00%	1,102	11.057136	12,185	0.00%	10.57%	1/18/2005
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.00%	27,288	10.376282	283,148	0.27%	44.52%
2008	0.00%	23,978	7.179944	172,160	0.13%	-45.52%
2007	0.00%	18,658	13.178440	245,883	0.20%	14.15%
2006	0.00%	19,526	11.544928	225,426	0.19%	7.95%
2005	0.00%	2,298	10.694866	24,577	0.00%	6.95%	1/18/2005
Global Securities Fund/VA - Class 3 (OVGS3)
2009	0.00%	48,626	12.609317	613,141	2.01%	39.70%
2008	0.00%	33,763	9.026171	304,751	1.35%	-40.19%
2007	0.00%	23,236	15.092302	350,685	0.94%	6.34%
2006	0.00%	10,284	14.192798	145,959	0.50%	17.69%
2005	0.00%	2,920	12.059670	35,214	0.00%	20.60%	5/2/2005
High Income Fund/VA - Class 3 (OVHI3)
2009	0.00%	46,755	2.584961	120,860	0.00%	26.75%
2008	0.00%	6,619	2.039384	13,499	5.41%	-78.89%
2007	0.00%	1,914	9.661022	18,491	0.00%	-3.39%	5/1/2007
High Income Fund/VA - Non-Service Shares (OVHI)
2009	0.00%	700	3.002931	2,102	0.00%	25.32%
2008	0.00%	873	2.396292	2,092	7.99%	-78.67%
2007	0.00%	1,106	11.235173	12,426	7.49%	-0.10%
2006	0.00%	924	11.246592	10,392	5.83%	9.42%
2005	0.00%	430	10.278092	4,420	0.00%	2.78%	1/18/2005
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2009	0.00%	89,913	10.184591	915,727	1.63%	28.29%
2008	0.00%	82,941	7.938976	658,467	1.29%	-38.47%
2007	0.00%	57,410	12.902441	740,729	0.73%	4.42%
2006	0.00%	9,596	13.148448	126,173	0.08%	15.00%
2005	0.00%	448	11.433673	5,122	0.00%	14.34%	1/18/2005

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Main Street Small Cap Fund(R)/VA - Non-Service Shares (OVSC)
2009	0.00%	49,035	$11.079617	$543,289	1.09%	37.20%
2008	0.00%	58,050	8.075736	468,796	0.47%	-37.83%
2007	0.00%	32,394	12.989416	420,779	0.22%	-1.21%
2006	0.00%	29,914	12.355835	369,612	0.78%	15.02%
2005	0.00%	4,442	10.741901	47,716	0.00%	7.42%	1/18/2005
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2009	0.00%	6,424	10.965488	70,442	0.26%	9.65%	4/30/2009
Low Duration Portfolio - Administrative Class (PMVLDA)
2009	0.00%	26,072	11.045905	287,989	1.51%	10.46%	4/30/2009
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.00%	34,091	11.315697	385,763	0.00%	41.79%
2008	0.00%	73,411	7.980543	585,859	0.15%	-42.65%
2007	0.00%	27,656	13.915435	384,845	0.13%	12.49%
2006	0.00%	9,996	12.370493	123,655	0.43%	9.33%
2005	0.00%	1,556	11.314946	17,606	0.21%	13.15%	5/2/2005
Equity Income Portfolio - II (TREI2)
2009	0.00%	36,899	10.380043	383,013	1.82%	25.25%
2008	0.00%	32,472	8.287351	269,107	2.35%	-36.26%
2007	0.00%	14,258	13.002714	185,393	1.63%	3.03%
2006	0.00%	5,252	12.620348	66,282	1.64%	18.65%
2005	0.00%	794	10.636871	8,446	0.96%	6.37%	5/2/2005
Limited-Term Bond Portfolio - II (TRLT2)
2008	0.00%	5,231	11.230967	58,749	3.64%	1.31%
2007	0.00%	466	11.086232	5,166	4.04%	5.23%
2006	0.00%	98	10.535464	1,032	0.42%	4.03%
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2009	0.00%	94,099	9.533783	897,119	0.14%	25.05%
2008	0.00%	6,405	7.624275	48,833	0.96%	-23.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2009	0.00%	2,569	9.530163	24,483	0.90%	13.23%
2008	0.00%	3	8.416983	25	0.00%	-15.83%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2009	0.00%	10,627	10.931821	116,172	1.83%	7.16%
2008	0.00%	2,000	10.201066	20,402	0.13%	2.01%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2009	0.00%	7,675	9.064570	69,571	0.65%	24.02%
2008	0.00%	1,458	7.308863	10,656	0.24%	-26.91%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2009	0.00%	12,273	8.633605	105,960	0.58%	17.88%
2008	0.00%	1,581	7.323854	11,579	0.11%	-26.76%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2009	0.00%	4,780	7.717746	36,891	0.00%	40.48%
2008	0.00%	77	5.493770	423	0.29%	-45.06%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2009	0.00%	20,574	7.279176	149,762	0.00%	73.64%
2008	0.00%	4,390	4.192055	18,403	5.19%	-58.08%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2009	0.00%	7,390	9.004979	66,547	0.26%	27.07%
2008	0.00%	1,331	7.086429	9,432	0.00%	-29.14%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2009	0.00%	8,647	11.730371	101,433	4.75%	46.42%
2008	0.00%	2,010	8.011550	16,103	1.43%	-19.88%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2009	0.00%	9,348	8.598329	80,377	0.80%	26.89%
2008	0.00%	2,086	6.776160	14,135	0.58%	-32.24%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - International Value (WRI2P)
2009	0.00%	6,214	9.543084	59,301	2.44%	36.97%
2008	0.00%	733	6.967466	5,107	0.82%	-30.33%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2009	0.00%	3,588	8.695716	31,200	0.00%	41.29%
2008	0.00%	3	6.154606	18	0.00%	-38.45%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2009	0.00%	3,952	10.727709	42,396	0.00%	46.66%
2008	0.00%	104	7.314577	761	0.00%	-26.85%	7/25/2008

(Continued)

NATIONWIDE VL SEPARATE ACCOUNT-G NOTES TO FINANCIAL STATEMENTS

	Contract Expense Rate**	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio***	Total Return****	Inception Date*
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2009	0.00%	19,956	$10.171477	$202,982	0.78%	1.02%
2008	0.00%	9,084	10.068911	91,466	0.15%	0.69%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities (WRMSP)
2009	0.00%	433	10.127592	4,385	1.22%	8.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2009	0.00%	10,521	9.671369	101,752	0.24%	23.32%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2009	0.00%	615	10.151169	6,243	0.03%	12.95%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2009	0.00%	41,362	9.934421	410,908	0.19%	17.95%
2008	0.00%	4,780	8.422293	40,259	0.00%	-15.78%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2009	0.00%	50,451	9.826989	495,781	0.18%	20.70%
2008	0.00%	9,522	8.141331	77,522	0.00%	-18.59%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2009	0.00%	982	10.028059	9,848	0.00%	15.12%
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2009	0.00%	2,749	8.055120	22,144	2.30%	23.62%
2008	0.00%	412	6.515876	2,685	1.94%	-34.84%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2009	0.00%	12,301	10.649440	130,999	0.00%	43.84%
2008	0.00%	231	7.403637	1,710	0.00%	-25.96%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2009	0.00%	6,068	9.622434	58,389	0.16%	34.72%
2008	0.00%	231	7.142413	1,650	0.00%	-28.58%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2009	0.00%	5,551	10.292224	57,132	0.00%	29.15%
2008	0.00%	144	7.969357	1,148	0.25%	-20.31%	7/25/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2009	0.00%	2,895	9.864810	28,559	1.69%	26.64%
2008	0.00%	261	7.789549	2,033	0.34%	-22.10%	7/25/2008
Advantage Funds Variable Trust - VT Small Cap Growth Fund (WFVSCG)
2009	0.00%	1,548	13.201660	20,436	0.00%	32.02%	5/1/2009
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	0.00%	71,365	7.252787	517,595	0.00%	-46.11%
2007	0.00%	84,110	13.458816	1,132,021	0.00%	9.01%
2006	0.00%	60,450	12.345868	746,308	0.00%	9.91%
2005	0.00%	1,346	11.232927	15,120	0.00%	12.33%	1/18/2005

2009	Contract owners equity:			$77,699,179
2008	Contract owners equity:			$38,340,805
2007	Contract owners equity:			$32,958,038
2006	Contract owners equity:			$14,548,089
2005	Contract owners equity:			$1,951,231
*	This represents the date the underlying mutual fund option was initially added and funded. Total returns presented in years of initial offering represent the return for the period from the initial offering through year end.
**	This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
***	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as policy and asset charges, that result in direct reductions to the contractholder accounts through redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
****	This represents the total return for the period indicated. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VL Separate Account-G:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-G (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2009, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2009, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/    KPMG LLP

Columbus, Ohio

March 10, 2010